UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 28, 2010

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.1%
ARIZONA — 5.5%
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 0.98%, 4/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	$2,500,000	$ 1,687,500
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	500,000	569,130
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/17(1)	4,050,000	4,444,956
Phoenix Civic Improvement Corp. Airport Rev., Series 2008 D, (Senior Lien), 5.25%, 7/1/18(1)	1,000,000	1,087,170
Pronghorn Ranch Community Facilities District GO, 6.40%, 7/15/29(1)	3,015,000	2,729,781
Quailwood Meadows Community Facilities District GO, 6.00%, 7/15/22(2)	1,120,000	1,038,621
Quailwood Meadows Community Facilities District GO, 6.125%, 7/15/29(2)	2,000,000	1,754,320
Sundance Community Facilities District GO, 6.25%, 7/15/29(2)	395,000	385,441
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(2)	808,000	751,585
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	575,000	492,252
		14,940,756
CALIFORNIA — 6.8%
California Economic Recovery GO, Series 2004 C3, VRDN, 0.13%, 3/1/10 (LOC: Bank of America N.A.)(1)	2,200,000	2,200,000
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	2,000,000	2,108,440
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	2,000,000	1,955,140
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,278,799
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,020,900
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, (Asset-Backed Senior Current Interest Turbo Term), 5.125%, 6/1/47(1)	2,000,000	1,344,880
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)(2)	1,000,000	936,640
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	235,837
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	275,000	257,125
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	1,000,000	948,240
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,501,260
Vallejo Multifamily Housing Rev., Series 1998 B, (Solano Affordable Housing), 8.25%, 4/1/39(2)	1,555,000	1,579,040
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	2,000,000	2,116,100
		18,482,401
COLORADO — 6.0%
Colorado Springs Hospital Rev., (Memorial Health System), 6.25%, 12/15/33(1)	2,000,000	2,120,080
Denver Health & Hospital Auth. Healthcare Rev., Series 2009 A, 6.25%, 12/1/33(1)	4,000,000	4,025,640
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	5,725,000	4,414,376
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24(1)	3,000,000	2,650,200
Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Improvement Fee), 8.00%, 12/1/25	1,500,000	1,497,045

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(3)	$1,800,000	$ 897,840
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(3)	1,500,000	748,335
		16,353,516
CONNECTICUT — 0.3%
Connecticut Development Auth. Industrial Rev., (AFCO Cargo Buildings LLC), 8.00%, 4/1/30	1,000,000	925,940
FLORIDA — 10.5%
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39(1)	3,000,000	3,036,780
Broward County Airport System Rev., Series 2009 O, 5.375%, 10/1/29(1)	1,175,000	1,212,729
Dupree Lakes Community Development District Special Assessment Rev., 5.00%, 11/1/10	1,710,000	1,460,203
Florida Municipal Power Agency Rev., Series 2008 A, (All-Requirements Power Supply), 5.25%, 10/1/19(1)	5,000,000	5,643,500
Hillsborough County Industrial Development Health Facilities Auth. Rev., Series 2008 B, (University Community Hospital), 8.00%, 8/15/32(1)	1,500,000	1,675,560
JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	5,000,000	5,139,750
Miami-Dade County Aviation Rev., Series 2009 A, 5.50%, 10/1/36(1)	1,785,000	1,819,558
Miami-Dade County Health Facilities Auth. Rev., Series 2008 A2, (Miami Children's Hospital), VRDN, 4.55%, 8/1/13 (NATL)(1)	2,000,000	2,098,300
Midtown Miami Community Development District Special Assessment Rev., Series 2004 A, 6.25%, 5/1/37(1)	2,500,000	2,191,300
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	400,000	417,208
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,620,120
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,015,720
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/34	1,245,000	1,203,031
		28,533,759
GEORGIA — 4.6%
Atlanta Tax Allocation Rev., (Princeton Lakes), 5.50%, 1/1/31(2)	1,060,000	931,041
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39(1)	3,000,000	3,192,330
Georgia Municipal Electric Auth. Rev., Series 2008 A, (General Resolution), 5.25%, 1/1/19(1)	1,000,000	1,141,100
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 6.00%, 1/1/23(1)	3,000,000	3,431,220
Marietta Development Auth. Rev., (Life University, Inc.), 7.00%, 6/15/39(1)	4,000,000	3,732,320
		12,428,011
GUAM — 1.2%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	1,700,000	1,820,768
Guam Government Waterworks Auth. Rev., 6.00%, 7/1/25(1)	1,500,000	1,510,065
		3,330,833
HAWAII — 0.6%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,628,205
ILLINOIS — 10.1%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,176,335
Bolingbrook Sales Tax Rev., 6.25%, 1/1/24(4)	1,000,000	552,740
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22(1)	3,000,000	3,005,070
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37	4,966,000	3,168,705
Hampshire Special Service Area No. 16 Special Tax Rev., Series 2007 A, (Crown Development - Prairie Ridge West), 6.00%, 3/1/46	4,230,000	3,223,345

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Illinois Finance Auth. Rev., Series 2007 A, (Monarch Landing, Inc. Facility), 7.00%, 12/1/37(3)(5)	$5,000,000	$ 1,399,000
Illinois Finance Auth. Rev., Series 2007 A, (Sedgebrook, Inc. Facility), 6.00%, 11/15/42(3)(5)	5,000,000	2,000,000
Illinois Finance Auth. Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30(1)	1,500,000	1,673,610
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(6)	3,500,000	964,495
Pingree Grove Special Service Area No. 7 Special Tax Rev., Series 2006-1, (Cambridge Lakes), 6.00%, 3/1/36	3,336,000	2,747,463
Volo Village Special Service Area No. 3 Special Tax Rev., Series 2006-1, (Symphony Meadows), 6.00%, 3/1/36	3,400,000	2,618,238
Yorkville Special Service Area No. 2005-109 Special Tax Rev., Series 2006-105, (Bristol Bay I), 5.875%, 3/1/36	5,925,000	5,182,597
		27,711,598
INDIANA — 0.7%
Indiana Finance Auth. Rev., Series 2009 A, (Drexel Foundation Educational Facility), 7.00%, 10/1/39(1)	1,000,000	1,030,170
Purdue University Rev., Series 2009 B, (Student Facilities System), 5.00%, 7/1/35(1)	750,000	790,905
		1,821,075
IOWA — 1.0%
Iowa Finance Auth. Health Facilities Rev., Series 2009 D, (Health System), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	485,000	485,000
Iowa Finance Auth. Health Facilities Rev., Series 2009 E, (Health System), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	2,300,000	2,300,000
		2,785,000
KENTUCKY — 0.8%
Louisville & Jefferson County Visitors and Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 0.17%, 3/1/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)(1)	2,125,000	2,125,000
LOUISIANA — 0.6%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40(1)	1,500,000	1,553,880
MARYLAND — 2.5%
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	5,000,000	4,927,100
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,022,460
Maryland Industrial Development Financing Auth. Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	934,820
		6,884,380
MASSACHUSETTS — 0.4%
Massachusetts Development Finance Agency Rev., Series 2009 A, (The Groves in Lincoln), 7.875%, 6/1/44	1,000,000	1,001,960
MICHIGAN — 0.4%
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39(1)	1,000,000	1,049,420
MINNESOTA — 0.7%
North Oaks Senior Housing Rev., (Presbyterian Homes), 6.50%, 10/1/47	2,000,000	2,021,300
MISSOURI — 1.4%
370/Missouri Bottom Road/Taussig Road Transportation Development District Rev., 7.20%, 5/1/33	860,000	791,871
Kirkwood Industrial Development Auth. Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	2,952,090

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Missouri Housing Development Commission Mortgage Rev., Series 1998 B2, (Single Family), 6.40%, 9/1/29 (GNMA/FNMA)(1)	$ 145,000	$ 145,107
		3,889,068
NEBRASKA — 1.1%
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20(2)	3,000,000	3,032,400
NEVADA — 4.3%
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.25%, 2/1/12	640,000	591,200
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.375%, 2/1/13	665,000	590,148
Clark County Improvement District No. 108 & 124 Special Assessment Rev., Series 2003 B, 5.40%, 2/1/14	640,000	543,578
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	1,335,000	1,150,716
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.10%, 10/1/22(1)	1,105,000	1,083,684
Henderson Redevelopment Agency Tax Allocation Rev., Series 2002 B, 7.20%, 10/1/25(1)	350,000	338,163
Las Vegas Improvement District No. 607 Special Assessment Rev., 5.50%, 6/1/13(1)	1,225,000	1,206,613
Las Vegas Improvement District No. 808 & 810 Special Assessment Rev., (Summerlin Village 23B), 6.125%, 6/1/31	3,500,000	2,504,845
Las Vegas Redevelopment Agency Tax Increment Allocation Rev., Series 2009 A, 8.00%, 6/15/30(1)	2,000,000	2,251,340
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.20%, 12/1/10	665,000	666,270
Reno District No. 4 Special Assessment Rev., (Somersett Parkway), 5.45%, 12/1/11	705,000	704,704
		11,631,261
NEW JERSEY — 5.1%
New Jersey Economic Development Auth. Rev., Series 2006 A, (Gloucester Marine Terminal), 6.625%, 1/1/37	5,000,000	4,323,250
New Jersey Economic Development Auth. Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	5,000,000	4,265,750
New Jersey Economic Development Auth. Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15(2)	2,000,000	1,919,700
New Jersey Educational Facilities Auth. Rev., Series 2009 B, (University of Medicine & Dentistry), 7.50%, 12/1/32	1,200,000	1,360,116
Rutgers State University Rev., Series 2009 F, 5.00%, 5/1/39(1)	2,000,000	2,095,860
		13,964,676
NEW MEXICO — 1.2%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,287,822
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,190,000	1,035,835
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33(1)	1,000,000	868,480
		3,192,137
NEW YORK — 3.6%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	800,000	829,784
Nassau County Industrial Development Agency Continuing Care Retirement Community Rev., Series 2007 A, (Amsterdam at Harborside), 6.50%, 1/1/27	2,500,000	2,408,225
New York GO, Series 1994 H3, VRDN, 0.14%, 3/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	500,000	500,000

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

New York State Dormitory Auth. Rev., (Orange Regional Medical Center), 6.25%, 12/1/37(1)	$4,250,000	$ 3,851,902
Onondaga County Industrial Development Agency Rev., (Air Cargo), 7.25%, 1/1/32(1)	1,000,000	912,480
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(7)	325,000	325,998
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 5.25%, 11/15/34(1)	1,000,000	1,065,410
		9,893,799
NORTH CAROLINA — 5.2%
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.50%, 1/1/26(1)	2,000,000	2,135,480
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	1,900,000	1,971,402
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	4,645,000	5,278,857
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/17(1)	4,000,000	4,547,880
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	300,000	307,308
		14,240,927
OHIO — 2.7%
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 6.50%, 6/1/47(1)	7,255,000	5,995,750
Pinnacle Community Infrastructure Financing Facilities Auth. Rev., Series 2004 A, 6.25%, 12/1/36(1)	1,800,000	1,424,700
		7,420,450
OKLAHOMA — 0.2%
Oklahoma City Industrial & Cultural Facilities Trust Rev., 6.75%, 1/1/23(1)	750,000	669,413
OREGON — 1.3%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37(2)	2,330,000	2,083,952
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	1,300,000	1,372,995
Redmond Airport Rev., 6.25%, 6/1/39	200,000	203,150
		3,660,097
PENNSYLVANIA — 4.0%
Allegheny County Industrial Development Auth. Rev., (Environmental Improvments), 6.75%, 11/1/24(1)	1,000,000	1,040,800
Allegheny County Industrial Development Auth. Rev., (Environmental Improvments), 6.875%, 5/1/30(1)	1,000,000	1,035,800
Allegheny County Redevelopment Auth. Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,285,830
Pennsylvania Economic Development Financing Auth. Rev., (NHS-AVS, LLC), VRDN, 0.13%, 3/1/10 (LOC: Commerce Bank)(1)	1,300,000	1,300,000
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,130,900
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	1,440,000	1,513,152
Philadelphia Municipal Auth. Rev., 6.50%, 4/1/39(1)	1,500,000	1,585,035
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/33(1)	1,000,000	1,032,790
		10,924,307
PUERTO RICO — 0.2%
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	600,000	616,182
SOUTH CAROLINA — 0.8%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,300,000	2,245,697

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

TENNESSEE — 2.6%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 B, (Campus Development Foundation, Inc. Phase I LLC), 6.00%, 10/1/35(1)	$3,565,000	$ 3,049,358
Shelby County Health Educational & Housing Facilities Board Rev., Series 2008 C, 5.25%, 6/1/17(1)	3,695,000	4,039,448
		7,088,806
TEXAS — 6.0%
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39(1)	1,000,000	1,028,740
Lower Colorado River Auth. Rev., 5.75%, 5/15/37(1)	2,250,000	2,353,815
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	5,300,000	5,751,613
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Air Force Village), 6.375%, 11/15/44	2,500,000	2,502,375
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/Note Mobility), 6.875%, 12/31/39	3,000,000	3,118,110
Travis County Health Facilities Development Corp. Rev., (Westminster Manor), 7.125%, 11/1/40	1,500,000	1,508,685
		16,263,338
U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,171,000
Virgin Islands Public Finance Auth. Rev., Series 2009 A1, (Senior Lien/Capital Projects), 5.00%, 10/1/39(1)	400,000	360,688
		2,531,688
VIRGINIA — 1.9%
Peninsula Town Center Community Development Auth. Rev., 6.45%, 9/1/37	3,000,000	2,866,500
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	1,000,000	1,092,290
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	1,000,000	1,146,030
		5,104,820
WASHINGTON — 0.5%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL)(1)	250,000	283,885
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	1,000,000	1,046,880
		1,330,765
WISCONSIN — 1.6%
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	1,200,000	1,295,160
Wisconsin Health & Educational Facilities Auth. Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/34	2,000,000	1,934,660
Wisconsin Health & Educational Facilities Auth. Rev., Series 2009 A, (Saint John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,036,750
		4,266,570
WYOMING — 0.8%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39(1)	2,000,000	2,120,380
TOTAL INVESTMENT SECURITIES — 98.1%
(Cost $283,680,589)		267,663,815
OTHER ASSETS AND LIABILITIES — 1.9%		5,264,437
TOTAL NET ASSETS — 100.0%		$272,928,252

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
36	U.S. Long Bond	June 2010	$4,236,750	$45,887

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
116	U.S. Treasury 2-Year Notes	June 2010	$25,222,750	$(52,822)

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $29,786,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,412,740, which represented 5.3% of total net assets.

(3)	Security is in default.
(4)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

(5)	Non-income producing.
(6)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(7)	When-issued security.

High-Yield Municipal – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 283,680,589
Gross tax appreciation of investments	$ 8,262,434
Gross tax depreciation of investments	(24,279,208)
Net tax appreciation (depreciation) of investments	$ (16,016,774)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 28, 2010

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.0%
ALABAMA — 1.4%
East Alabama Health Care Facilities Auth. Rev., Series 2008 B, VRDN, 5.00%, 9/1/13(1)	$ 500,000	$ 522,505
ARIZONA — 2.2%
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	200,000	227,652
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	250,000	283,010
University Medical Center Corp. Rev., 6.50%, 7/1/39(1)	300,000	319,188
		829,850
CALIFORNIA — 17.9%
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/34(1)	400,000	413,720
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	300,000	305,181
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	300,000	329,964
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	100,000	114,910
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	100,000	109,988
California GO, 5.625%, 4/1/26(1)	500,000	521,480
California GO, 5.75%, 4/1/27(1)	500,000	520,070
California GO, 5.75%, 4/1/28(1)	500,000	522,655
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	250,000	283,213
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	300,000	314,622
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	200,000	176,386
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	250,000	269,390
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	300,000	307,221
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL)(1)	265,000	270,152
Desert Sands Unified School District COP, (Financing), 5.00%, 3/1/18(1)	50,000	52,670
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/17(1)	225,000	225,661
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	500,000	368,685
Metropolitan Water District of Southern California Rev., Series 2004 B3, 3.25%, 10/1/11 (NATL)(1)	150,000	156,689
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	400,000	415,564
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24(1)	200,000	214,328
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	290,000	325,052
Vernon Electric System Rev., Series 2009 A, 5.50%, 8/1/15(1)	420,000	480,484
		6,698,085
COLORADO — 1.3%
Colorado Health Facility Auth. Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33(1)	240,000	266,585

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	$ 200,000	$ 214,378
		480,963
CONNECTICUT — 1.3%
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	250,000	261,535
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/17 (NATL)(1)	200,000	225,280
		486,815
DELAWARE — 0.3%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27(1)	100,000	110,778
DISTRICT OF COLUMBIA — 1.2%
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	400,000	458,772
FLORIDA — 2.4%
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL)(1)	250,000	251,000
Miami-Dade County Educational Facilities Auth. Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38(1)	200,000	204,032
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	100,000	104,302
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	324,435
		883,769
GEORGIA — 2.9%
Burke County Development Auth. Pollution Control Rev., Series 2006 C1, (Oglethorpe Power Corp. Vogtle), VRDN, 4.625%, 4/1/10 (Ambac)(1)	500,000	501,995
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	500,000	525,705
Municipal Electric Authority of Georgia Rev., Series 1998 Y, (Project One Special Obligation), 6.40%, 1/1/13 (Ambac)(1)	40,000	43,528
		1,071,228
GUAM — 0.7%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	250,000	265,140
ILLINOIS — 3.5%
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	200,000	223,838
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	400,000	419,120
Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(2)	2,425,000	668,257
		1,311,215
INDIANA — 1.3%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)(1)	250,000	274,910
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	200,000	215,366
		490,276
KENTUCKY — 2.7%
Kentucky Economic Development Finance Auth. Hospital Facilities Rev., Series 2009 B1, (Baptist Healthcare System), VRDN, 0.12%, 3/1/10 (LOC: JPMorgan Chase Bank N.A.)(1)	450,000	450,000
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28(1)	250,000	273,992
Kentucky Turnpike Auth. Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17(1)	240,000	276,730
		1,000,722

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MARYLAND — 2.5%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19(1)	$ 150,000	$ 156,804
Maryland GO, Series 2005 B, (State & Local Facilities Loan), 5.25%, 2/15/12(1)	250,000	273,088
Maryland Health & Higher Educational Facilities Auth. Rev., (LifeBridge Health Issue), 4.75%, 7/1/11(1)	250,000	261,752
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2008 A, (Johns Hopkins University), 5.00%, 7/1/18(1)	200,000	236,460
		928,104
MASSACHUSETTS — 2.2%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	200,000	215,596
Massachusetts GO, Series 2008 A, 5.00%, 8/1/24(1)	200,000	223,326
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	200,000	171,692
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	200,000	223,370
		833,984
MINNESOTA — 1.4%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., Series 2007 B, 5.00%, 1/1/25 (NATL/FGIC)(1)	300,000	313,410
Minnesota GO, 5.00%, 6/1/18(1)	200,000	228,356
		541,766
MISSOURI — 1.9%
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	250,000	272,295
Missouri Health & Educational Facilities Auth. Rev., Series 2009 A, (The Washington University), 5.00%, 11/15/39(1)	400,000	425,788
		698,083
NEBRASKA — 1.2%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24(1)	150,000	161,580
Sarpy County Hospital Auth. No. 1 Health Facilities Rev., Series 2000 B, (Immanuel Health System), VRDN, 0.30%, 3/1/10 (LOC: Allied Irish Bank plc)(1)	305,000	305,000
		466,580
NEW JERSEY — 2.8%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19(1)	250,000	272,175
New Jersey GO, 5.00%, 6/1/17(1)	200,000	232,656
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	105,000	119,499
New Jersey Turnpike Auth. Rev., Series 2009 H, 5.00%, 1/1/36(1)	250,000	256,638
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41(1)	250,000	170,352
		1,051,320
NEW YORK — 13.8%
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	250,000	282,345
Long Island Power Auth. Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)(1)	150,000	172,859
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.50%, 11/15/28(1)	250,000	287,462
New York City Municipal Water Finance Auth. Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35(1)	250,000	256,297
New York City Transitional Finance Auth. Rev., Series 2004 D2, 5.00%, 11/1/12(1)	215,000	238,691
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	300,000	324,957
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	300,000	312,990
New York GO, Series 2009 C, 5.00%, 8/1/23(1)	250,000	272,962

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

New York GO, Series 2009 E, 5.00%, 8/1/16(1)	$ 400,000	$ 456,352
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	250,000	291,960
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	250,000	275,365
New York State Dormitory Auth. Rev., (Mental Health Services Facilities Improvement), 5.50%, 2/15/18(1)	300,000	347,190
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	406,012
New York State Dormitory Auth. State Personal Income Tax Rev., Series 2008 A, 5.00%, 3/15/19(1)	300,000	343,698
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38(1)	280,000	296,439
New York Urban Development Corp. State Personal Income Tax Rev., Series 2008 A1, (Economic Development & Housing), 5.00%, 12/15/22(1)	340,000	377,754
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	200,000	208,012
		5,151,345
NORTH CAROLINA — 2.6%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24(1)	250,000	294,660
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	300,000	327,834
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16(1)	300,000	340,938
		963,432
OHIO — 0.6%
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	250,000	213,047
OREGON — 2.2%
Clackamas County Hospital Facility Auth. Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35(1)	200,000	209,390
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38(1)	300,000	315,252
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	300,000	316,845
		841,487
PENNSYLVANIA — 5.7%
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.50%, 9/1/11(1)	675,000	693,205
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(3)	500,000	643,605
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)(1)	200,000	225,348
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16(1)	300,000	315,240
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	250,000	256,025
		2,133,423
PUERTO RICO — 5.5%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	500,000	543,130
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	250,000	252,940
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	200,000	196,142
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	250,000	257,333
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)(1)	400,000	391,652
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	400,000	402,132
		2,043,329

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

SOUTH CAROLINA — 1.0%
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	$ 400,000	$ 390,556
TENNESSEE — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15(1)	225,000	264,019
TEXAS — 4.4%
Harris County Rev., Series 2009 A, (Toll Road), 5.00%, 8/15/38(1)	400,000	412,164
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	200,000	227,940
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	200,000	217,042
Tarrant County Cultural Education Facilities Finance Corp. Hospital Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31(1)	250,000	261,702
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	260,980
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	250,000	249,623
		1,629,451
UTAH — 1.5%
Utah State Board of Regents Hospital Rev., Series 2006 A, (University of Utah), 5.25%, 8/1/21 (NATL)(1)	250,000	286,928
Utah Transit Auth. Sales Tax Rev., Series 2008 A, 5.00%, 6/15/20(1)	250,000	285,547
		572,475
VIRGINIA — 1.2%
Virginia Resources Auth. Clean Water Rev., 5.00%, 10/1/16(1)	200,000	236,162
Washington County Industrial Development Auth. Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38(1)	200,000	229,206
		465,368
WASHINGTON — 4.6%
Redmond GO, 5.00%, 12/1/21(1)	250,000	284,080
Washington GO, Series 2008 A, 5.00%, 7/1/20(1)	200,000	228,068
Washington Health Care Facilities Auth. Rev., Series 2007 D, (Multicare Health System), VRDN, 0.13%, 3/1/10 (AGM)(1)	800,000	800,000
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	400,000	418,752
		1,730,900
WISCONSIN — 3.1%
Milwaukee Redevelopment Auth. Rev., (Milwaukee Public Schools - Neighborhood Schools Initiative), 5.125%, 8/1/13, Prerefunded at 100% of Par (Ambac)(1)(3)	475,000	540,583
Wisconsin Health & Educational Facilities Auth. Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39(1)	300,000	324,300
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	250,000	289,268
		1,154,151
TOTAL MUNICIPAL SECURITIES
(Cost $34,698,190)		36,682,938
MUNICIPAL DERIVATIVES — 1.1%
TEXAS — 1.1%
Texas GO, VRN, Inverse Floater, 8.79%, 9/30/11(1)(4)
(Cost $380,809)	360,000	391,003
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $35,078,999)		37,073,941
OTHER ASSETS AND LIABILITIES — 0.9%		344,141
TOTAL NET ASSETS — 100.0%	$37,418,082

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
5	U.S. Long Bond	June 2010	$588,438	$6,373

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
17	U.S. Treasury 2-Year Notes	June 2010	$3,696,438	$(7,741)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guaranty Corporation-Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $4,285,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

Long-Term Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$35,078,999
Gross tax appreciation of investments	$ 2,108,031
Gross tax depreciation of investments	(113,089)
Net tax appreciation (depreciation) of investments	$ 1,994,942

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New York Tax-Free Fund

February 28, 2010

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.8%
GUAM — 0.3%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	$ 50,000	$ 53,552
NEW YORK — 95.8%
Babylon Industrial Development Agency Resource Recovery Rev., Series 2009 A, (Covanta Babylon), 5.00%, 1/1/14(1)	100,000	110,194
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	250,000	259,308
Erie County Tobacco Asset Securitization Corp. Rev., Series 2005 A, 5.00%, 6/1/38	130,000	105,335
Franklin County Industrial Development Agency Rev., (Trudeau Institute, Inc.), VRDN, 0.50%, 3/3/10 (LOC: Fleet National Bank)(1)	500,000	500,000
Long Island Power Auth. Electric System Rev., Series 2003 B, 5.25%, 6/1/13(1)	145,000	162,851
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/11 (NATL)(1)	125,000	131,283
Long Island Power Auth. Electric System Rev., Series 2006 F, 5.00%, 5/1/17 (NATL)(1)	100,000	112,034
Long Island Power Auth. Electric System Rev., Series 2008 A, 6.00%, 5/1/33(1)	285,000	321,873
Metropolitan Transportation Auth. Dedicated Tax Fund Rev., Series 2009 B, 5.00%, 11/15/34(1)	200,000	208,750
Metropolitan Transportation Auth. Rev., Series 2002 A, 5.50%, 11/15/14 (Ambac)(1)	200,000	230,832
Metropolitan Transportation Auth. Rev., Series 2005 B, 5.25%, 11/15/23 (Ambac)(1)	105,000	119,476
Metropolitan Transportation Auth. Rev., Series 2006 A, 5.00%, 11/15/19(1)	100,000	109,729
Metropolitan Transportation Auth. Service Contract Rev., Series 2002 A, 5.125%, 1/1/29(1)	200,000	203,724
Nassau County GO, Series 2009 C, (General Improvement), 5.25%, 10/1/17(1)	200,000	236,214
Nassau County GO, Series 2009 E, 4.00%, 6/1/13(1)	100,000	109,446
Nassau County Industrial Development Agency Rev., Series 2010 A, (New York Institute of Technology), 5.25%, 3/1/20(2)	200,000	211,654
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 5.00%, 11/15/12 (NATL)(1)	100,000	111,677
Nassau County Interim Finance Auth. Rev., Series 2005 D, (Sales Tax Secured Bond), 4.00%, 11/15/16 (NATL)(1)	100,000	110,107
Nassau County Tobacco Settlement Corp. Rev., Series 2006 A3, 5.125%, 6/1/46(1)	100,000	80,799
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/12 (Ambac)(1)	115,000	120,538
New York City Industrial Development Agency Rev., (Queens Baseball Stadium), 5.00%, 1/1/20 (Ambac)(1)	185,000	188,422
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2007 A, 5.00%, 6/15/38(1)	100,000	103,139
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 DD, (Second General Resolution), 6.00%, 6/15/40(1)	205,000	234,022
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 BB, 5.00%, 6/15/27(1)	400,000	432,732
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/16(1)	115,000	132,855
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 GG2, (Second General Resolution), 5.00%, 6/15/35(1)	400,000	417,204
New York City Transitional Finance Auth. Building Aid Rev., Series 2009 S5, 5.25%, 1/15/39(1)	100,000	104,916
New York City Transitional Finance Auth. Rev., Series 2009 A, (Future Tax Secured Bonds), 5.00%, 5/1/38(1)	200,000	207,592

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

New York City Transitional Finance Auth. Rev., Series 2009 B, (Future Tax Secured Bonds), 5.00%, 11/1/23(1)	$ 200,000	$ 224,148
New York City Trust for Cultural Resources Rev., Series 2008 1A, (Museum of Modern Art), 5.00%, 4/1/25(1)	100,000	110,099
New York City Trust for Cultural Resources Rev., Series 2009 A, (American Museum of Natural History), 5.00%, 4/1/20(1)	150,000	174,444
New York City Trust for Cultural Resources Rev., Series 2009 A, (Carnegie Hall), 5.00%, 12/1/29(1)	100,000	105,038
New York GO, Series 1994 H3, VRDN, 0.14%, 3/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	200,000	200,000
New York GO, Series 1994 H3, VRDN, 0.14%, 3/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	200,000	200,000
New York GO, Series 1994 H3, VRDN, 0.14%, 3/1/10 (AGM) (SBBPA: State Street Bank & Trust Co.)(1)	400,000	400,000
New York GO, Series 2004 G, 5.00%, 8/1/14(1)	150,000	170,681
New York GO, Series 2005 M, 5.00%, 4/1/15 (AGM)(1)	300,000	344,265
New York GO, Series 2008 A, 4.00%, 3/1/13(1)	125,000	136,489
New York GO, Series 2008 B1, 5.25%, 9/1/22(1)	100,000	110,946
New York GO, Series 2008 C, 5.25%, 8/1/17(1)	110,000	127,509
New York GO, Series 2009 E, 5.00%, 8/1/20(1)	100,000	112,188
New York GO, Series 2009 I1, 5.30%, 4/1/27(1)	100,000	109,302
New York GO, Series 2009 I1, 5.375%, 4/1/36(1)	200,000	214,792
New York GO, Series 2009 J1, 5.00%, 5/15/31(1)	200,000	209,774
New York GO, Series 2009 J1, 5.00%, 5/15/36(1)	105,000	108,598
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35(1)	200,000	203,016
New York State Dormitory Auth. Personal Income Tax Rev., Series 2009 B, 5.00%, 2/15/18(1)	200,000	232,084
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	200,000	204,922
New York State Dormitory Auth. Rev., (Interfaith Medical Center), 5.00%, 2/15/14(1)	250,000	281,465
New York State Dormitory Auth. Rev., (Manhattan Marymount), 5.00%, 7/1/14	200,000	217,714
New York State Dormitory Auth. Rev., (Memorial Sloan-Kettering Cancer Center), 5.25%, 7/1/13 (NATL)(1)	100,000	113,071
New York State Dormitory Auth. Rev., (Mount Sinai School of Medicine), 5.25%, 7/1/24(1)	200,000	207,924
New York State Dormitory Auth. Rev., (Municipal Health Facilities Improvement Program Lease Revenue Bonds), 5.00%, 1/15/20(1)	100,000	109,519
New York State Dormitory Auth. Rev., (Yeshiva University), 5.00%, 9/1/38(1)	200,000	204,558
New York State Dormitory Auth. Rev., Series 2005 A, (State University Educational Facilities), 5.50%, 5/15/17 (NATL/FGIC)(1)	100,000	115,834
New York State Dormitory Auth. Rev., Series 2008 A2, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/26(1)	100,000	106,012
New York State Dormitory Auth. Rev., Series 2008 B, (New York University), 5.00%, 7/1/22(1)	100,000	110,315
New York State Dormitory Auth. Rev., Series 2009 A, (New York University), 5.00%, 7/1/23(1)	100,000	111,360
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/30(1)	100,000	103,191
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	400,000	406,012
New York State Dormitory Auth. Rev., Series 2009 A, (University of Rochester), 5.00%, 7/1/21(1)	100,000	111,192
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2006 C, (Revolving Fund-Pooled Financing), 5.00%, 10/15/22(1)	100,000	111,396
New York State Environmental Facilities Corp. Clean Water & Drinking Rev., Series 2009 A, 5.00%, 6/15/29(1)	130,000	139,590

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

New York State Local Government Assistance Corp. Rev., Series 2008 A, (Senior Lien), 5.00%, 4/1/20(1)	$ 200,000	$ 227,990
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2002 A, 5.25%, 4/1/12, Prerefunded at 100% of Par (AGM)(1)(3)	100,000	109,753
New York State Thruway Auth. Highway & Bridge Trust Fund Rev., Series 2005 B, 5.00%, 4/1/13 (NATL/FGIC)(1)	150,000	168,033
New York State Thruway Auth. Rev., Series 2007 H, 5.00%, 1/1/14 (NATL)(1)	100,000	112,118
New York State Thruway Auth. Second General Highway & Bridge Trust Fund Rev., Series 2008 B, 5.00%, 4/1/21(1)	200,000	222,650
New York State Urban Development Corp. Rev., Series 2008 D, 5.25%, 1/1/21(1)	100,000	111,759
New York State Urban Development Corp. Rev., Series 2009 A1, (State Personal Income Tax), 5.00%, 12/15/28(1)	275,000	295,644
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	200,000	208,136
Onondaga County Trust for Cultural Resources Rev., Series 2010 B, (Syracuse University), 5.00%, 12/1/15(1)	170,000	196,826
Plainview Old Bethpage Central School District GO, 4.75%, 12/15/15(1)	200,000	232,858
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/35(1)	200,000	208,188
Port Auth. of New York & New Jersey Rev., (Consolidated Bonds-One Hundred Fifty-Third Series), 5.00%, 7/15/38(1)	215,000	223,192
Rome City School District GO, 5.00%, 6/15/13 (NATL/FGIC)	100,000	113,035
Sales Tax Asset Receivable Corp. Rev., Series 2004 A, 5.00%, 10/15/29 (Ambac)(1)	100,000	104,641
Saratoga County Water Auth. Rev., (Water System), 5.00%, 9/1/33(1)	200,000	207,910
South Colonie Central School District GO, 5.00%, 6/15/17	100,000	111,559
Tobacco Settlement Financing Corp. Rev., Series 2003 B1C, 5.50%, 6/1/21(1)	400,000	429,432
Town of Hempstead Local Development Corp. Rev., Series 2009 B, (Adelphi University), 5.25%, 2/1/39(1)	200,000	202,840
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/20(1)	200,000	225,736
Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/33(1)	200,000	208,048
Triborough Bridge & Tunnel Auth. Rev., Series 2009 A2, 4.00%, 11/15/15(1)	100,000	111,041
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	250,000	269,705
United Nations Development Corp. Rev., Series 2009 A, 5.00%, 7/1/25	100,000	106,286
		15,931,534
PUERTO RICO — 4.7%
Puerto Rico Electric Power Auth. Rev., Series 2003 NN, 5.25%, 7/1/23 (NATL)(1)	350,000	369,614
Puerto Rico Public Buildings Auth. Rev., Series 2009 Q, 5.625%, 7/1/39(1)	200,000	201,066
Puerto Rico Sales Tax Financing Corp. Rev., Series 2009 A, 5.75%, 8/1/37(1)	200,000	206,754
		777,434
TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $16,274,835)		16,762,520
OTHER ASSETS AND LIABILITIES — (0.8)%		(127,243)
TOTAL NET ASSETS — 100.0%	$16,635,277

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	U.S. Long Bond	June 2010	$235,375	$2,549

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
6	U.S. Treasury 2-Year Notes	June 2010	$1,304,625	$(2,732)

Notes to Schedule of Investments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,752,000.
(2)	When-issued security.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

New York Tax-Free – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,274,835
Gross tax appreciation of investments	$ 491,538
Gross tax depreciation of investments	(3,853)
Net tax appreciation (depreciation) of investments	$ 487,685

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Bond Fund

February 28, 2010

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.9%
ALABAMA — 0.3%
Alabama Water Pollution Control Auth. Rev., 5.75%, 8/15/18 (Ambac)(1)	$ 340,000	$ 342,703
East Central Industrial Development Auth. Rev., 5.25%, 9/1/13 (Ambac)(1)	810,000	812,527
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	645,000	720,271
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	790,000	882,193
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	840,000	938,028
Helena Utilities Board Rev., 5.75%, 4/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	1,035,000	1,155,785
		4,851,507
ALASKA — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)(1)	1,875,000	1,705,313
ARIZONA — 4.3%
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 4.00%, 4/1/12(1)	1,275,000	1,320,441
Arizona Health Facilities Auth. Rev., (Blood Systems, Inc.), 5.00%, 4/1/21(1)	1,000,000	1,018,100
Arizona Health Facilities Auth. Rev., Series 2007 B, (Banner Health), VRN, 0.98%, 4/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.81% with no caps(1)	7,500,000	5,062,500
Arizona Health Facilities Auth. Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15(1)	3,000,000	3,297,120
Arizona School Facilities Board Rev., (State School Improvement), 5.50%, 7/1/11, Prerefunded at 100% of Par (1)(2)	1,750,000	1,870,400
Arizona State University COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)(1)	1,935,000	2,104,158
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/11(1)	1,000,000	1,036,400
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/12(1)	1,000,000	1,054,040
Arizona Tourism & Sports Auth. Rev., (Baseball Training Facilities), 5.00%, 7/1/13(1)	1,880,000	2,003,761
Arizona Tourism & Sports Auth. Rev., Series 2003 A, (Multipurpose Stadium Facility), 5.25%, 7/1/17, Partially Prerefunded at 100% of Par (NATL)(1)(2)	2,000,000	2,117,660
Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/11 (NATL)(1)	1,910,000	2,015,508
Energy Management Services LLC Rev., (Arizona State University - Main Campus), 4.50%, 7/1/12 (NATL)(1)	2,130,000	2,317,823
Glendale Industrial Development Auth. Rev., Series 2001 A, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	500,000	537,360
Maricopa County Gilbert Unified School District No. 41 GO, 5.75%, 7/1/11 (AGM)(1)	1,155,000	1,237,848
Maricopa County Phoenix Union High School District No. 210 GO, 4.75%, 7/1/11 (AGM)(1)	1,445,000	1,527,351
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.00%, 7/1/10(1)	1,955,000	1,977,111
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/11(1)	2,415,000	2,525,027
Maricopa County Saddle Mountain Unified School District No. 90 GO, Series 2003 A, (School Improvements), 5.25%, 7/1/12(1)	2,000,000	2,150,180
Maricopa County Scottsdale Unified School District No. 48 GO, 6.60%, 7/1/12(1)	1,000,000	1,130,880
Mohave County Community College District Rev., 5.75%, 3/1/14 (Ambac)(1)	1,265,000	1,269,630

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Mohave County Community College District Rev., (State Board of Directors), 6.00%, 3/1/10, Prerefunded at 100% of Par (NATL)(1)(2)	$ 2,150,000	$ 2,151,763
Mohave County Industrial Development Auth. Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25(1)	5,000,000	5,691,300
Mohave County Industrial Development Auth. Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)(2)	1,655,000	1,899,973
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL)(1)	1,815,000	2,052,057
Phoenix Civic Improvement Corp. Waste System Rev., (Junior Lien), 6.25%, 7/1/10, Prerefunded at 101% of Par (FGIC)(1)(2)	1,000,000	1,031,250
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24(1)	1,750,000	1,981,070
Phoenix Civic Improvement Corp. Water System Rev., (Junior Lien), 5.50%, 7/1/19 (NATL/FGIC)(1)	1,000,000	1,085,360
Phoenix GO, Series 1995 A, 6.25%, 7/1/17(1)	1,070,000	1,338,977
Phoenix Industrial Development Auth. Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)(1)	1,750,000	1,768,533
Pima County Indian Oasis-Baboquivari Unified School District No. 40 Rev., Series 2002 A, 4.60%, 7/1/13 (NATL)(1)	1,200,000	1,283,904
Pima County Marana Unified School District No. 6 GO, 5.50%, 7/1/15 (NATL/FGIC)(1)	1,125,000	1,152,653
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,710,000	1,932,180
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,800,000	2,030,058
Pima County Tucson Unified School District No. 1 GO, 4.625%, 7/1/13 (AGM)(1)	2,600,000	2,822,196
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)(2)	775,000	912,671
Pinal County COP, 4.75%, 6/1/13 (Ambac)(1)	820,000	858,417
Pinal County COP, 5.00%, 12/1/25(1)	3,920,000	3,941,129
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16(1)	1,000,000	1,006,540
South Tucson Municipal Property Corp. Rev., 5.50%, 6/1/11, Prerefunded at 100% of Par(1)(2)	3,085,000	3,280,095
University of Arizona COP, Series 2002 A, 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,505,000	1,662,212
		77,455,636
CALIFORNIA — 16.1%
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	6,215,000	6,835,754
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,815,295
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	10,000,000	11,096,100
California Department of Water Resources Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22(1)	3,000,000	3,388,560
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	10,000,000	11,322,400
California Economic Recovery GO, Series 2004 C3, VRDN, 0.13%, 3/1/10 (LOC: Bank of America N.A.)(1)	3,700,000	3,700,000
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	3,500,000	3,963,225
California GO, 5.00%, 10/1/16(1)	10,000,000	11,003,300
California GO, 5.00%, 10/1/18(1)	10,000,000	10,787,500
California GO, 5.75%, 4/1/31(1)	16,630,000	17,079,176

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

California GO, 6.00%, 4/1/38(1)	$ 5,000,000	$ 5,165,900
California GO, 5.50%, 11/1/39(1)	10,000,000	9,714,400
California GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	8,000,000	8,937,680
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	2,300,000	2,367,666
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,407,306
California Health Facilities Financing Auth. Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22(1)	5,725,000	6,017,090
California Health Facilities Financing Auth. Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39(1)	2,500,000	2,543,950
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22(1)	5,000,000	5,322,800
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	10,000,000	10,542,200
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,450,000	1,278,799
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(1)	4,000,000	4,097,200
California Public Works Board Rev., Series 2009 G1, 5.00%, 10/1/16(1)	10,000,000	10,659,200
California Statewide Communities Development Auth. Rev., (Azusa Pacific University), VRDN, 0.49%, 3/4/10 (LOC: Allied Irish Bank plc)	3,700,000	3,700,000
California Statewide Communities Development Auth. Rev., (North Peninsula Jewish Campus), VRDN, 0.15%, 3/1/10 (LOC: Bank of America N.A.)	2,795,000	2,795,000
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	14,500,000	15,624,620
California Statewide Communities Development Auth. Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14(1)	2,000,000	2,106,160
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/16(1)	8,000,000	8,777,760
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)(2)	230,000	255,125
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.00%, 10/1/12 (AGM)(1)	845,000	923,788
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/13, Prerefunded at 101% of Par (AGM)(1)(2)	430,000	500,640
California Statewide Communities Development Auth. Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)(1)	1,570,000	1,705,915
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)(1)	3,510,000	4,070,933
Foothill-De Anza Community College District GO, Series 2007 B, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	1,875,000	1,973,512
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	5,000,000	3,686,850
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)(1)	1,070,000	1,131,589
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,000,000	3,054,240
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20(1)	2,250,000	2,503,350
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,730,650
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18(1)	2,300,000	2,598,379
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20(1)	6,065,000	6,731,058
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21(1)	6,520,000	7,173,500
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)(2)	2,200,000	2,595,934

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	$ 2,300,000	$ 2,389,493
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)(1)	2,300,000	2,560,084
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)(1)	2,500,000	2,749,350
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)(1)	5,000,000	5,455,400
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16(3)	1,000,000	1,125,540
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17(3)	1,500,000	1,677,030
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)(1)	1,000,000	1,137,830
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	4,700,000	5,268,089
San Francisco City & County Airports Commission Rev., Series 2008-34F, 5.00%, 5/1/17 (AGC)(1)	4,140,000	4,652,366
San Francisco Uptown Parking Corp. Rev., (Union Square), 5.50%, 7/1/15 (NATL)(1)	2,145,000	2,260,101
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/20 (NATL)(1)	1,000,000	1,083,190
San Francisco Uptown Parking Corp. Rev., (Union Square), 6.00%, 7/1/31 (NATL)(1)	2,000,000	2,112,860
San Marcos Public Facilities Auth. Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)(1)	1,575,000	1,609,414
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.32%, 3/4/10 (LOC: Landesbank Baden-Wurttemberg)(1)	2,500,000	2,500,000
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	2,875,000	3,134,699
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	2,800,000	3,008,600
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	10,000,000	10,580,500
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,850,000	5,416,164
		287,405,214
COLORADO — 1.3%
Arapahoe County Water & Wastewater Public Improvement District GO, Series 2002 B, 5.75%, 12/1/17 (NATL)(1)	1,100,000	1,192,642
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/10, Prerefunded at 102% of Par(1)(2)	40,000	41,972
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)(2)	170,000	175,159
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.75%, 11/1/10(1)	730,000	744,936
Colorado Educational & Cultural Facilities Auth. Rev., (Northwest Nazarene University Facilities), 4.60%, 11/1/16(1)	760,000	780,596
Colorado Educational & Cultural Facilities Auth. Rev., Series 2005 A6, (Jewish Federation Bond), VRDN, 0.17%, 3/1/10 (LOC: Bank of America N.A.)	5,300,000	5,300,000
Colorado Health Facilities Auth. Rev., (Catholic Health Initiatives), 6.00%, 10/1/23(1)	1,500,000	1,697,715
Colorado Health Facilities Auth. Rev., (Yampa Valley Medical Center), 5.00%, 9/15/11(1)	1,280,000	1,318,874
Colorado Health Facilities Auth. Rev., Series 2006 B, (Longmont United Hospital), 5.00%, 12/1/20 (Radian)(1)	1,000,000	955,790
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	450,000	464,162
Colorado Water Resources & Power Development Auth. Rev., Series 2000 A, 6.25%, 9/1/16(1)	50,000	51,558
Compark Business Campus Metropolitan District GO, Series 2007 A, 5.30%, 12/1/22 (Radian)(1)	1,195,000	1,004,708

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Douglas & Elbert Counties School District No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12, Prerefunded at 100% of Par (AGM)(1)(2)	$ 1,000,000	$ 1,135,470
El Paso County School District No. 8 & Fountain-Fort Carson School District Finance Corp. COP, 4.25%, 12/15/13 (Ambac)(1)	1,020,000	1,046,826
SBC Metropolitan District GO, 5.00%, 12/1/20 (ACA)(1)	725,000	748,374
University of Colorado Regents COP, 6.00%, 12/1/22 (NATL-IBC)(1)	5,000,000	5,228,000
University of Colorado Rev., Series 2009 A, 5.25%, 6/1/30(1)	1,200,000	1,286,268
		23,173,050
CONNECTICUT — 1.9%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL)(1)(2)	2,150,000	2,524,530
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/13(1)	5,000,000	5,580,200
Connecticut Economic Recovery GO, Series 2009 A, 5.00%, 1/1/14(1)	3,900,000	4,456,296
Connecticut GO, Series 2001 C, 5.50%, 12/15/13 (NATL-IBC)(1)	4,000,000	4,659,040
Connecticut GO, Series 2006 C, 5.00%, 6/1/14(1)	5,000,000	5,764,150
Connecticut GO, Series 2006 D, 5.00%, 11/1/15(1)	1,595,000	1,868,271
Connecticut Health & Educational Facilities Auth. Rev., Series 2003 X3, (Yale University), 4.85%, 7/1/37(1)	4,500,000	4,707,630
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 C, (Hospital for Special Care Issue), 5.25%, 7/1/27 (Radian)(1)	1,000,000	923,800
Connecticut Health & Educational Facilities Auth. Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL)(1)	2,660,000	3,009,604
		33,493,521
DISTRICT OF COLUMBIA — 0.7%
District of Columbia Rev., (Gonzaga College High School), 5.20%, 7/1/12 (AGM)(1)	1,155,000	1,169,380
District of Columbia Water & Sewer Auth. Public Utility Rev., Series 2008 A, (Subordinate Lien), 5.00%, 10/1/34 (AGC)(1)	1,200,000	1,216,692
Metropolitan Washington Airports Auth. Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39(1)	5,000,000	5,095,200
Washington Metropolitan Area Transit Auth. Rev., Series 2009 A, 5.00%, 7/1/17(1)	4,600,000	5,275,878
		12,757,150
FLORIDA — 4.9%
Citizens Property Insurance Corp. Rev., Series 2008 A1, (Second High Risk Notes), 5.00%, 6/1/11(1)	2,500,000	2,597,800
Collier County School Board COP, 5.50%, 2/15/12 (AGM)(1)	1,475,000	1,585,478
Escambia County Health Facilities Auth. Rev., Series 2003 A, (Azalea Trace, Inc.), VRDN, 0.13%, 3/1/10 (Radian) (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	990,000	990,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.16%, 3/1/10(1)	13,900,000	13,900,000
Florida Hurricane Catastrophe Fund Financial Corp. Rev., Series 2008 A, 5.00%, 7/1/13(1)	10,000,000	10,986,800
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,251,880
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	3,886,157
Florida Rural Utility Financing Commission Rev., (Public Project Construction), 3.25%, 2/1/11(1)	2,655,000	2,669,072
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16(1)	1,000,000	1,081,080
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18(1)	900,000	944,433
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)(1)	1,000,000	1,006,500
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)(1)	2,000,000	2,024,440
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL/FGIC)(1)	1,235,000	1,304,123

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

JEA Electric System Rev., Series 2009 A, 5.50%, 10/1/39(1)	$10,000,000	$ 10,279,500
Miami Beach Stormwater Rev., 5.75%, 9/1/10, Prerefunded at 101% of Par (NATL/FGIC)(1)(2)	1,000,000	1,032,540
Miami Beach Water & Sewer Rev., 5.625%, 9/1/10, Prerefunded at 101% of Par (Ambac)(1)(2)	1,910,000	1,973,164
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL)(1)	650,000	741,280
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)(1)	4,650,000	4,884,313
Miami-Dade County GO, (Double Barreled Aviation), 5.00%, 7/1/17(3)	1,000,000	1,134,840
Miami-Dade County School Board COP, Series 2001 C, 5.50%, 10/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,000,000	1,079,690
Orange County School Board COP, Series 2002 A, 5.50%, 8/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,875,000	2,091,281
Orlando & Orange County Expressway Auth. Rev., (Junior Lien), 6.50%, 7/1/11 (NATL/FGIC)(1)	450,000	481,054
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33(1)	2,000,000	2,086,040
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)(2)	1,000,000	1,199,910
Putnam County Development Auth. Pollution Control Rev., Series 2007 B, (Seminole Electric Cooperative, Inc.), VRDN, 5.35%, 5/1/18 (Ambac)(1)	1,500,000	1,620,120
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,301,090
St. Petersburg Health Facilities Auth. Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,082,815
Sumter County School Board COP, 5.50%, 7/1/12, Prerefunded at 100% of Par (NATL)(1)(2)	1,000,000	1,112,020
Sunrise Rev., 5.20%, 10/1/22 (Ambac)(1)	1,000,000	1,087,440
Tampa Bay Water Utility System Rev., 5.00%, 10/1/38(1)	1,690,000	1,748,406
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)(1)	375,000	441,814
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)(1)	1,000,000	1,207,330
		87,812,410
GEORGIA — 3.5%
Athens-Clarke County Unified Government Development Auth. Rev., (University of Georgia Athletic Association), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28(1)	1,200,000	1,344,024
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27(1)	5,000,000	5,332,150
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28(1)	3,000,000	3,187,530
Burke County Development Auth. Pollution Control Rev., Series 2007 B, (Oglethorpe Power Corp. Vogtle), VRDN, 4.75%, 4/1/11 (NATL)(1)	3,210,000	3,344,788
Fulton County Development Auth. Rev., Series 2001 A, (TUFF/Atlanta Housing, LLC Project at Georgia State University), 5.50%, 9/1/18 (Ambac)(1)	1,250,000	1,314,262
Georgia GO, Series 2009 G, 5.00%, 11/1/16(1)	2,000,000	2,371,760
Georgia GO, Series 2009 I, 5.00%, 7/1/16(1)	10,000,000	11,802,500
Georgia GO, Series 2009 I, 5.00%, 7/1/19(1)	10,000,000	11,879,400
Georgia Municipal Electric Auth. Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17(1)	5,000,000	5,708,100
Georgia Municipal Electric Auth. Rev., Series 2008 D, (General Resolution), 5.50%, 1/1/26(1)	4,800,000	5,242,320
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/11, Prerefunded at 100 % of Par (NATL-IBC) (Bank of New York)(1)(2)	10,000	10,467
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)(2)	90,000	96,373
Georgia Municipal Electric Power Auth. Rev., Series 1991 V, 6.50%, 1/1/12 (NATL-IBC) (Bank of New York)(1)	345,000	368,519

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Georgia Road & Tollway Auth. Rev., Series 2009 A, (Federal Highway Grant Antic Bonds), 5.00%, 6/1/21(1)	$ 4,000,000	$ 4,521,040
LaGrange Water & Sewerage Rev., 5.00%, 1/1/12 (Ambac)(1)	2,000,000	2,138,020
Marietta Development Auth. Rev., (Life University, Inc.), 6.25%, 6/15/20(1)	1,130,000	1,067,590
Private Colleges & Universities Auth. Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35(1)	1,000,000	1,052,180
		62,781,023
GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	2,850,000	3,022,596
HAWAII — 0.3%
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15(1)	1,000,000	1,159,230
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21(1)	3,000,000	3,455,940
Maui County GO, Series 2000 A, 6.50%, 3/1/10, Prerefunded at 101% of Par (FGIC)(1)(2)	500,000	505,440
		5,120,610
IDAHO — 0.1%
Blaine County Hailey School District No. 61 GO, 5.00%, 7/30/10 (School Bond Guarantee)(1)	1,000,000	1,020,740
ILLINOIS — 5.1%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)(1)	2,000,000	2,170,880
Chicago Board of Education GO, Series 2008 C, 5.25%, 12/1/23(1)	5,000,000	5,435,150
Chicago O'Hare International Airport Rev., Series 1993 A, (Senior Lien), 5.00%, 1/1/12 (NATL-IBC)(1)	4,000,000	4,266,920
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/12 (AGM)(1)	2,310,000	2,465,463
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/13 (AGM)(1)	2,400,000	2,629,704
Chicago O'Hare International Airport Rev., Series 2008 A, 5.00%, 1/1/14 (AGM)(1)	4,000,000	4,461,000
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)(1)	600,000	636,108
Chicago Rev., Series 2006 A, (Second Lien), 5.00%, 11/1/13 (Ambac)(1)	1,015,000	1,140,951
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)(1)	1,250,000	1,228,250
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)(1)	1,000,000	972,550
Cook County Township High School District No. 211 GO, (Palantine & Schaumburg Townships), 5.00%, 12/1/10 (AGM)(1)	4,915,000	5,092,481
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)(1)	2,000,000	2,277,760
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.125%, 5/15/10(1)	655,000	660,030
Illinois Development Finance Auth. Rev., Series 2001 B, (Midwestern University), 5.75%, 5/15/11, Prerefunded at 101% of Par(1)(2)	400,000	428,452
Illinois Finance Auth. Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,686,313
Illinois Finance Auth. Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28(1)	5,000,000	5,595,950
Illinois Finance Auth. Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29(1)	5,000,000	5,322,700
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/13(1)	1,665,000	1,744,587
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14(1)	1,000,000	1,049,240
Illinois Finance Auth. Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,035,260
Illinois Finance Auth. Student Housing Rev., Series 2006 B, (Educational Advancement Fund, Inc.), 5.00%, 5/1/11(1)	2,285,000	2,299,235
Illinois GO, 5.00%, 1/1/15(3)	10,000,000	11,173,000
Illinois Health Facilities Auth. Rev., Series 1992 C, (Evangelical Hospital), 6.75%, 4/15/12(1)(2)	730,000	742,038
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/24 (AGM)(1)	930,000	1,033,128

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Metropolitan Pier & Exposition Auth. Rev., Series 2002 A, (Capital Appreciation - McCormick Place Exposition), 5.81%, 12/15/31 (NATL)(1)(4)	$48,370,000	$ 13,329,321
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,035,000	1,134,733
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,145,000	1,255,332
Ogle Lee & De Kalb Counties Township High School District No. 212 GO, 6.00%, 12/1/18 (NATL)(1)	75,000	81,191
Regional Transportation Auth. Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)(1)	1,000,000	1,240,260
Rock Island-Mercer et al Counties Community College District No. 503 GO, Series 2008 A, (Black Hawk College), 4.00%, 12/1/11 (Ambac)(1)	1,000,000	1,052,350
Southwestern Illinois Development Auth. Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL)(1)	1,000,000	1,101,140
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(1)	3,270,000	3,633,101
		90,374,578
INDIANA — 1.3%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)(1)	1,000,000	1,027,800
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)(1)	1,520,000	1,729,608
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)(1)	1,600,000	1,790,320
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)(1)	1,680,000	1,861,574
Indiana Finance Auth. Lease Rev., Series 2008 A1, 5.00%, 11/1/16(1)	5,000,000	5,720,150
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.25%, 1/1/24(1)	2,545,000	2,734,781
Indiana Municipal Power Agency Rev., Series 2009 B, (Power Supply System), 5.375%, 1/1/25(1)	1,600,000	1,722,928
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/10, Prerefunded at 100% of Par(1)(2)	145,000	152,160
Indiana Transportation Finance Auth. Rev., Series 1990 A, 7.25%, 6/1/15(1)	740,000	859,517
Indianapolis Local Public Improvement Bond Bank Rev., Series 2002 A, (Water Works), 5.00%, 7/1/12 (NATL)(1)	1,435,000	1,557,334
Mount Vernon of Hancock County Multi-School Building Corp. Rev., Series 2001 B, (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,500,000	1,608,150
Valparaiso Middle Schools Building Corp. Rev., (First Mortgage), 5.75%, 7/15/11, Prerefunded at 100% of Par (FGIC)(1)(2)	1,650,000	1,770,648
Zionsville Community Schools Building Corp. Rev., (First Mortgage), 5.75%, 1/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,097,150
		23,632,120
IOWA — 0.9%
Cerro County Gordo Private School Facilities Rev., (Newman Catholic School System), VRDN, 0.22%, 3/1/10 (LOC: Allied Irish Bank plc)	2,800,000	2,800,000
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/13(1)	1,485,000	1,471,442
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14(1)	1,950,000	1,908,426
Iowa Finance Auth. Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16(1)	1,690,000	1,563,182
Iowa Finance Auth. Health Facilities Rev., Series 2009 D, (Health System), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Iowa Finance Auth. Health Facilities Rev., Series 2009 E, (Health System), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	3,200,000	3,200,000
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22(1)	2,500,000	2,805,325
		15,948,375

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

KANSAS — 0.4%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16(1)	$ 4,500,000	$ 5,302,890
Wichita Hospital Facilities Rev., Series 2001 III, 5.25%, 11/15/13(1)	1,280,000	1,358,592
Wichita Hospital Facilities Rev., Series 2001 III, 5.50%, 11/15/16(1)	1,195,000	1,246,959
		7,908,441
KENTUCKY — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20(3)	4,000,000	4,614,160
Kentucky Economic Development Finance Auth. Hospital Facilities Rev., Series 2009 B1, (Baptist Healthcare System), VRDN, 0.12%, 3/1/10 (LOC: JPMorgan Chase Bank N.A.)(1)	1,450,000	1,450,000
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,257,910
Kentucky Economic Development Finance Auth. Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,366,512
Louisville & Jefferson County Visitors and Convention Commission Rev., Series 2004 B, (Kentucky International Convention), VRDN, 0.17%, 3/1/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)(1)	1,300,000	1,300,000
		11,988,582
LOUISIANA — 0.2%
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 4.00%, 7/1/13 (CIFG)(1)	1,105,000	1,107,707
Louisiana Public Facilities Auth. Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)(1)	1,205,000	1,240,789
Louisiana Public Facilities Auth. Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (CIFG)(1)	1,465,000	1,473,409
		3,821,905
MARYLAND — 2.3%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,022,460
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15(1)	10,000,000	11,814,500
Maryland GO, Series 2005 A, (State & Local Facilities Loan), 5.00%, 8/1/11(1)	10,000,000	10,661,600
Maryland GO, Series 2009 C, (State & Local Facilities Loan), 5.00%, 11/1/16(1)	10,000,000	11,865,700
Maryland Health & Higher Educational Facilities Auth. Rev., (Johns Hopkins University), VRDN, 3.65%, 11/15/11(1)	1,000,000	1,040,390
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/12(1)	270,000	291,841
Maryland Health & Higher Educational Facilities Auth. Rev., (Lifebridge Health Issue), 5.00%, 7/1/13(1)	1,565,000	1,723,722
Maryland Health & Higher Educational Facilities Auth. Rev., Series 2005 A, (Johns Hopkins University), 5.25%, 7/1/38(1)	1,645,000	1,768,457
		40,188,670
MASSACHUSETTS — 3.1%
Massachusetts Bay Transportation Auth. Rev., Series 2008 A, 5.25%, 7/1/34(1)	3,300,000	3,557,334
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17(1)	1,760,000	1,776,526
Massachusetts Development Finance Agency Rev., Series 2009 V2, (Boston University), 2.875%, 10/1/14(1)	5,000,000	5,160,050
Massachusetts GO, Series 2002 C, (Consolidated Loan of 2002), 5.50%, 11/1/12 (AGM)(1)	10,000,000	11,249,000
Massachusetts GO, Series 2006 D, (Consolidated Loan of 2002), 5.00%, 8/1/14(1)	2,500,000	2,893,825
Massachusetts Health & Educational Facilities Auth. Rev., (Boston Medical Center), 5.25%, 7/1/38(1)	5,000,000	4,292,300

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Massachusetts Health & Educational Facilities Auth. Rev., Series 1992 F, (Massachusetts General Hospital), 6.25%, 7/1/12 (Ambac)(1)	$ 490,000	$ 512,545
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14(1)	5,000,000	5,805,850
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(1)	6,800,000	7,594,580
Massachusetts Health & Educational Facilities Auth. Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26(1)	10,000,000	11,730,600
		54,572,610
MICHIGAN — 2.0%
Grand Valley State University Rev., 5.75%, 12/1/10, Prerefunded at 100% of Par (FGIC)(1)(2)	1,485,000	1,548,231
Kalamazoo Public Schools GO, (Building & Site), 4.00%, 5/1/13 (AGM)(1)	1,265,000	1,373,828
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)(1)	1,545,000	1,796,850
Michigan Building Auth. Rev., Series 2003 I, (Facilities Program), 5.25%, 10/15/11 (AGM)(1)	5,000,000	5,328,050
Michigan Building Auth. Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20(1)	4,000,000	4,382,280
Michigan Higher Education Facilities Auth. Rev., (Limited Obligation - Hillsdale College), 5.00%, 3/1/26(1)	2,345,000	2,367,020
Pontiac City School District GO, 5.00%, 5/1/13 (XLCA)(1)	1,070,000	1,122,270
Pontiac City School District GO, 5.00%, 5/1/14 (XLCA)(1)	1,110,000	1,166,543
Pontiac City School District GO, 5.00%, 5/1/15 (XLCA)(1)	1,260,000	1,322,987
Pontiac City School District GO, 5.00%, 5/1/16 (XLCA)(1)	1,425,000	1,473,863
Pontiac City School District GO, 5.00%, 5/1/17 (XLCA)(1)	1,595,000	1,628,017
Taylor GO, 5.00%, 9/1/11 (NATL)(1)	575,000	609,793
Wayne Charter County Airport Rev., Series 2002 C, 5.00%, 12/1/11 (NATL/FGIC)(1)	2,010,000	2,135,746
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/13 (NATL/FGIC)(1)	2,215,000	2,418,780
Wayne Charter County Airport Rev., Series 2002 C, 5.375%, 12/1/14 (NATL/FGIC)(1)	2,335,000	2,528,805
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL/FGIC)(1)	3,000,000	3,102,930
Wayne County Airport Auth. Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL/FGIC)(1)	2,000,000	2,049,880
		36,355,873
MINNESOTA — 1.2%
Minnesota Agricultural & Economic Development Board Rev., Series 2008 C3, (Health Care Facility Essentia), VRDN, 0.15%, 3/1/10 (AGC) (SBBPA: Wells Fargo Bank N.A.)(1)	2,600,000	2,600,000
Minnesota GO, Series 2008 A, 5.00%, 6/1/13(1)	10,000,000	11,323,600
Minnesota Higher Education Facilities Auth. Rev., Series 2005-6G, (Saint John University), 5.00%, 10/1/12(1)	1,500,000	1,625,220
St. Paul Housing and Redevelopment Auth. Rev., (Public Radio), VRDN, 0.24%, 3/1/10 (LOC: Allied Irish Bank plc)	2,900,000	2,900,000
St. Paul Port Auth. Rev., Series 2005-7, (Public Radio), VRDN, 0.24%, 3/1/10 (LOC: Allied Irish Bank plc)	2,355,000	2,355,000
		20,803,820
MISSISSIPPI — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)(1)	1,565,000	1,765,899
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)(1)	1,645,000	1,847,170
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)(1)	1,000,000	1,029,800

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)(1)	$ 4,620,000	$ 5,043,007
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)(1)	1,195,000	1,351,868
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)(1)	1,940,000	2,162,324
		13,200,068
MISSOURI — 1.0%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL)(1)	1,425,000	1,625,013
Missouri Development Finance Board Rev., Series 2000 A, (Midtown Redevelopment), 5.75%, 4/1/10, Prerefunded at 100% of Par (NATL)(1)(2)	2,775,000	2,790,096
Missouri Health & Educational Facilities Auth. Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39(1)	2,000,000	2,178,360
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL)(1)	3,145,000	3,315,742
Missouri State Highways & Transportation Commission Rev., Series 2006 A, (First Lien), 5.00%, 5/1/13(1)	3,030,000	3,422,173
Missouri State Highways & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18(3)	2,700,000	3,173,796
Platte County Industrial Development Auth. Rev., (Zona Rosa Retail), 5.00%, 12/1/32(1)	1,000,000	1,023,830
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)(1)	1,000,000	1,049,030
		18,578,040
NEBRASKA — 1.4%
Lancaster County Hospital Auth. Health Facilities Rev., Series 2000 A, (Immanuel Health System), VRDN, 0.30%, 3/1/10 (LOC: Allied Irish Bank plc)(1)	14,575,000	14,575,000
Nebraska Public Power District Rev., Series 2007 B, 5.00%, 1/1/13 (AGM)(1)	2,000,000	2,216,840
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20(1)	2,500,000	2,755,275
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21(1)	3,000,000	3,312,990
Sarpy County Hospital Auth. No. 1 Health Facilities Rev., Series 2000 B, (Immanuel Health System), VRDN, 0.30%, 3/1/10 (LOC: Allied Irish Bank plc)(1)	2,400,000	2,400,000
		25,260,105
NEVADA — 0.3%
Clark County Economic Development Rev., (University of Southern Nevada), 5.00%, 4/1/22 (Radian)(1)	1,000,000	933,560
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,550,000	1,713,758
Reno Sales & Room Tax Rev., (ReTrac-Reno Transportation Rail Access Corridor) (Senior Lien), 5.50%, 6/1/12, Prerefunded at 100% of Par (Ambac)(1)(2)	1,865,000	2,062,037
		4,709,355
NEW HAMPSHIRE — 0.3%
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/11(1)	1,660,000	1,702,463
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/12(1)	305,000	316,523
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/13(1)	1,030,000	1,075,732
New Hampshire Health & Education Facilities Auth. Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18(1)	2,110,000	2,162,096
		5,256,814

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

NEW JERSEY — 4.0%
New Jersey Economic Development Auth. Rev., Series 2008 Y, (School Facility Construction), 5.00%, 9/1/33(1)	$ 220,000	$ 225,205
New Jersey GO, 5.00%, 8/1/14(1)	5,000,000	5,767,350
New Jersey GO, 5.00%, 6/1/17(1)	4,500,000	5,234,760
New Jersey Sports & Exposition Auth. Rev., Series 2008 B, 5.00%, 9/1/18(1)	7,300,000	8,155,414
New Jersey State Turnpike Auth. Rev., Series 2009 G, 5.00%, 1/1/18(1)	1,700,000	1,908,284
New Jersey Transit Corp. COP, 5.00%, 10/1/12 (AGM)(1)	4,235,000	4,632,158
New Jersey Transit Corp. COP, 5.00%, 10/1/13 (AGM)(1)	5,595,000	6,263,155
New Jersey Transportation Trust Fund Auth. Rev., Series 2003 B2, VRN, 5.00%, 12/15/16(1)	10,000,000	11,279,100
New Jersey Transportation Trust Fund Auth. Rev., Series 2004 B, 5.25%, 12/15/12 (NATL/FGIC)(1)	7,400,000	8,214,370
New Jersey Transportation Trust Fund Auth. Rev., Series 2006 A, 5.25%, 12/15/20(1)	15,000,000	17,071,350
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41(1)	3,500,000	2,384,935
		71,136,081
NEW MEXICO — 0.6%
Clayton Rev., (Jail Project), 5.00%, 11/1/10 (CIFG)(1)	2,240,000	2,280,902
Los Alamos County, Inc. Utility System Rev., Series 2004 A, 5.00%, 7/1/11 (AGM)(1)	6,675,000	7,064,687
San Juan County Gross Receipts Tax Rev., Series 2001 A, 5.75%, 9/15/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,415,000	1,544,586
		10,890,175
NEW YORK — 11.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40(1)	3,700,000	3,837,751
Franklin County Industrial Development Agency Rev., (Trudeau Institute, Inc.), VRDN, 0.50%, 3/3/10 (LOC: Fleet National Bank)(1)	500,000	500,000
Metropolitan Transportation Auth. Rev., Series 2008 B, VRDN, 5.00%, 11/15/13(1)	4,000,000	4,446,960
Metropolitan Transportation Auth. Rev., Series 2008 C, 6.25%, 11/15/23(1)	5,000,000	5,815,300
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/21(1)	1,800,000	2,072,808
Nassau County Interim Finance Auth. Rev., Series 2009 A, (Sales Tax), 5.00%, 11/15/23(1)	1,500,000	1,696,500
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,560,600
New York City Municipal Water Finance Auth. Water & Sewer Rev., Series 2009 EE, 5.00%, 6/15/39(1)	10,000,000	10,399,100
New York City Transitional Finance Auth. Rev., Series 2004 D2, 5.00%, 11/1/12(1)	8,500,000	9,436,615
New York City Transitional Finance Auth. Rev., Series 2005 A1, 5.00%, 11/1/10(1)	2,000,000	2,065,400
New York City Transitional Finance Auth. Rev., Series 2007 B, 5.00%, 11/1/19(1)	8,000,000	9,010,960
New York City Transitional Finance Auth. Rev., Series 2009 S4, 5.50%, 1/15/39(1)	1,700,000	1,841,423
New York GO, Series 2003 I, 5.75%, 3/1/13, Prerefunded at 100% of Par(1)(2)	5,000,000	5,737,000
New York GO, Series 2004 D, 5.00%, 11/1/17 (AGM)(1)	5,195,000	5,734,449
New York GO, Series 2006 J1, 5.00%, 6/1/18(1)	4,000,000	4,427,800
New York GO, Series 2008 J1, 5.00%, 8/1/13(1)	5,855,000	6,569,193
New York GO, Series 2009 A, 5.00%, 2/15/39(1)	1,700,000	1,773,610
New York GO, Series 2009 E, 5.00%, 8/1/16(1)	2,600,000	2,966,288
New York GO, Series 2009 H1, 5.00%, 3/1/17(1)	3,000,000	3,412,920
New York GO, Series 2009 H1, 5.00%, 3/1/22(1)	7,000,000	7,651,630

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

New York GO, Series 2009 J1, 5.00%, 5/15/22(1)	$ 6,570,000	$ 7,191,916
New York Local Government Assistance Corp. Rev., Series 2003 A5/6, 5.00%, 4/1/18(1)	10,000,000	11,678,400
New York State Dormitory Auth. Rev., (Brooklyn Law School), 5.75%, 7/1/33(1)	1,000,000	1,024,610
New York State Dormitory Auth. Rev., (Columbia University), 4.00%, 7/1/13(1)	3,500,000	3,855,110
New York State Dormitory Auth. Rev., Series 1990 A, (UNIC Educational Facilities), 7.50%, 5/15/13 (NATL-IBC)(1)	1,440,000	1,689,134
New York State Dormitory Auth. Rev., Series 2005 B, (Court Facilities Lease), VRDN, 0.24%, 3/3/10 (LOC: Bayerische Landesbank)(1)	10,000,000	10,000,000
New York State Dormitory Auth. Rev., Series 2005 F, 5.00%, 3/15/12 (AGM)(1)	1,000,000	1,087,850
New York State Dormitory Auth. Rev., Series 2008 B, 5.75%, 3/15/36(1)	10,000,000	11,189,000
New York State Dormitory Auth. Rev., Series 2009 A, 5.25%, 2/15/25(1)	8,825,000	9,910,299
New York State Dormitory Auth. Rev., Series 2009 A, 5.00%, 2/15/39(1)	4,000,000	4,164,200
New York State Dormitory Auth. Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37(1)	1,200,000	1,218,036
New York State Thruway Auth. Rev., Series 2009 A1, 5.00%, 4/1/23(1)	3,000,000	3,314,700
New York State Urban Development Corp. Rev., Series 2009 C, (Personal Income Tax), 5.00%, 12/15/15(1)	3,000,000	3,508,620
New York State Urban Development Corp. Rev., Series 2009 C, (Personal Income Tax), 5.00%, 12/15/17(1)	7,000,000	8,193,850
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)(1)	3,150,000	3,278,142
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL/FGIC)(1)	855,000	914,944
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17(3)	1,000,000	1,057,440
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18(3)	1,000,000	1,045,280
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20(3)	1,250,000	1,286,738
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26(3)	1,175,000	1,178,607
Triborough Bridge & Tunnel Auth. Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15(1)	5,000,000	5,615,350
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(1)	10,000,000	10,400,600
Triborough Bridge & Tunnel Auth. Rev., Series 2010 A1, VRDN, 4.00%, 11/15/12(1)	8,000,000	8,630,560
		202,389,693
NORTH CAROLINA — 1.5%
Charlotte GO, 5.00%, 8/1/19(1)	2,000,000	2,342,100
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17(1)	1,000,000	1,182,270
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20(1)	2,060,000	2,485,781
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(1)	2,790,000	3,064,090
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(1)	2,955,000	3,229,165
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26(1)	5,600,000	5,810,448
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2003 A, 5.50%, 1/1/13(1)	2,000,000	2,219,160
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19(1)	2,500,000	2,805,125
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20(1)	2,000,000	2,216,540
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30(1)	1,800,000	1,843,848
		27,198,527

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

NORTH DAKOTA — 0.1%
Grand Forks Health Care System Rev., (Altru Health System Obligation Group), 7.125%, 8/15/10, Prerefunded at 101% of Par(1)(2)	$ 1,500,000	$ 1,563,150
OHIO — 2.2%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(1)	1,000,000	1,109,400
Buckeye Tobacco Settlement Financing Auth. Rev., Series 2007 A2, (Asset-Backed Senior Current Interest Turbo Term), 5.875%, 6/1/30(1)	4,005,000	3,413,021
Mad River Local School District GO, (Classroom Facilities), 5.75%, 12/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,306,239
Milford Exempt Village School District GO, (School Improvements), 6.00%, 12/1/11, Prerefunded at 100% of Par (AGM)(1)(2)	1,700,000	1,861,704
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/11(1)	1,005,000	1,072,013
Ohio GO, Series 2005 A, (Infrastructure Improvement), 5.00%, 9/1/12(1)	1,365,000	1,504,872
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(1)	5,000,000	5,768,900
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20(1)	750,000	907,087
Ohio Higher Educational Facility Rev., Series 2008 B1, (Case Western Reserve), VRDN, 0.13%, 3/1/10 (LOC: Bank of America N.A.)(1)	1,400,000	1,400,000
Ohio Higher Educational Facility Rev., Series 2008 B2, (Case Western Reserve), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)(1)	1,800,000	1,800,000
Ohio State University Rev., Series 2009 A, 5.00%, 12/1/27(1)	2,000,000	2,187,500
Ohio State University Rev., Series 2010 A, 5.00%, 12/1/16(1)	4,000,000	4,683,200
Ohio Water Development Auth. Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/28(1)	2,000,000	2,168,000
Ohio Water Development Auth. Rev., (Water Pollution Control Loan Fund), 5.00%, 12/1/13(1)	5,895,000	6,756,731
Summit County GO, 5.75%, 12/1/12, Prerefunded at 101% of Par (FGIC)(1)(2)	1,505,000	1,724,203
Tri Valley Local School District GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,550,000	1,726,902
		39,389,772
OKLAHOMA — 1.0%
Comanche County Hospital Auth. Rev., 5.00%, 7/1/11 (Radian)(1)	1,000,000	1,027,910
Comanche County Hospital Auth. Rev., 5.00%, 7/1/12 (Radian)(1)	1,425,000	1,486,446
Oklahoma County Finance Auth. Rev., (Western Heights Public Schools), 4.00%, 9/1/10 (AGC)(1)	1,300,000	1,322,503
Oklahoma Development Finance Auth. Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Heath, Inc.)(1)	3,000,000	3,295,680
Oklahoma Municipal Power Auth. Rev., Series 2005 A, (Power Supply System), VRDN, 0.13%, 3/1/10 (LOC: Bank of America N.A.)(1)	2,800,000	2,800,000
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/13(1)	1,610,000	1,723,746
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/14(1)	1,730,000	1,835,617
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/15(1)	1,710,000	1,797,295
Pottawatomie County Facilities Auth. Rev., (Shawnee Public Schools), 5.00%, 9/1/16(1)	2,130,000	2,214,561
		17,503,758
OREGON — 0.5%
Clackamas County School District No. 62 GO, 5.50%, 6/15/10 (School Bond Guarantee)(1)	2,015,000	2,046,918
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39(1)	2,900,000	3,062,835

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Oregon State Department of Administrative Services COP, Series 2008 A, 5.00%, 5/1/13 (AGM)(1)	$ 2,840,000	$ 3,182,078
		8,291,831
PENNSYLVANIA — 5.8%
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/11(1)	4,000,000	4,255,160
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/12(1)	6,210,000	6,760,330
Allegheny County Hospital Development Auth. Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18(1)	1,500,000	1,648,185
Allegheny County Industrial Development Auth. Rev., (Residential Resources, Inc.), 4.75%, 9/1/14(1)	2,250,000	2,349,270
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL)(1)(2)	1,150,000	1,480,292
Commonwealth of Pennsylvania GO, 5.00%, 7/1/19(1)	15,000,000	17,669,850
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)(2)	2,580,000	3,463,289
Exeter Township GO, 5.25%, 7/15/15 (Ambac)(1)	1,155,000	1,344,466
Exeter Township GO, 5.30%, 7/15/19 (Ambac)(1)	1,830,000	2,139,874
Geisinger Auth. Health System Rev., VRN, 0.94%, 5/1/10, resets quarterly at 67% of the 3-month LIBOR plus 0.77% with no caps(1)	5,000,000	3,362,500
Oxford Area School District GO, Series 2001 A, 5.50%, 2/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,095,480
Pennsylvania Economic Development Financing Auth. Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,327,250
Pennsylvania GO, 5.375%, 7/1/18 (AGM)(1)	1,070,000	1,287,028
Pennsylvania Higher Educational Facilities Auth. Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(1)	1,000,000	1,172,420
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.00%, 12/1/16(1)	5,000,000	5,757,450
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22(1)	10,000,000	10,859,100
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17(1)	1,000,000	1,059,720
Philadelphia School District GO, Series 2002 A, 5.25%, 2/1/11 (AGM)(1)	2,975,000	3,109,024
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36(1)	1,415,000	1,449,101
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)(1)	15,805,000	17,610,879
RBC Municipal Products, Inc. Trust Rev., Series 2008 C13, VRDN, 0.20%, 3/4/10 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(5)	3,200,000	3,200,000
Scranton Parking Auth. Rev., 5.00%, 6/1/22 (Radian)(1)	2,270,000	2,231,047
Westmoreland County Municipal Auth. Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)(2)	4,500,000	5,334,300
		103,966,015
PUERTO RICO — 4.3%
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/12(1)	4,000,000	4,244,800
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 5.00%, 7/1/14(1)	12,550,000	13,632,563
Puerto Rico Aqueduct & Sewer Auth. Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44(1)	1,750,000	1,779,680
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23(1)	1,975,000	1,998,226
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17(1)	5,000,000	5,244,150
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16(1)	3,020,000	3,247,889
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28(1)	3,000,000	2,942,130
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	20,000,000	20,586,600
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16(1)	2,000,000	2,093,480

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Puerto Rico Highway & Transportation Auth. Rev., Series 2007 CC, 5.00%, 7/1/14(1)	$ 575,000	$ 609,954
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 5.00%, 7/1/13(1)	2,000,000	2,101,380
Puerto Rico Municipal Finance Agency GO, Series 2005 A, 5.00%, 8/1/11(1)	3,700,000	3,859,211
Puerto Rico Public Buildings Auth. Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,844,300
Puerto Rico Public Buildings Auth. Rev., Series 2007 M, (Government Facilities), 5.50%, 7/1/12(1)	2,000,000	2,116,400
Puerto Rico Public Buildings Auth. Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36(1)	6,700,000	7,299,985
		77,600,748
RHODE ISLAND — 0.2%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL)(1)(2)	2,000,000	2,497,880
Rhode Island Health & Educational Building Corp. Rev., (Landmark Medical Center), 5.00%, 10/1/17 (Radian)(1)	1,215,000	1,020,418
		3,518,298
SOUTH CAROLINA — 1.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/19(1)	5,455,000	5,915,020
Florence Water & Sewer Rev., 7.50%, 3/1/18 (Ambac)(1)	1,700,000	1,726,061
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (CIFG)(1)	1,060,000	1,157,573
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (CIFG)(1)	2,260,000	2,434,133
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (CIFG)(1)	1,450,000	1,545,453
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (CIFG)(1)	3,000,000	3,171,150
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)(2)	625,000	801,700
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL/FGIC)(1)	875,000	1,062,950
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	140,000	173,159
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	375,000	443,130
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)(2)	485,000	599,872
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16(1)	5,000,000	5,540,950
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/17(1)	3,000,000	3,314,040
South Carolina Jobs-Economic Development Auth. Hospital Rev., (Palmetto Health), 5.75%, 8/1/39(1)	2,700,000	2,636,253
Spartanburg County Health Services District, Inc. Hospital Rev., 5.50%, 4/15/16 (AGM)(1)	1,095,000	1,144,527
Sumter Waterworks and Sewer System Improvement Rev., 5.00%, 12/1/22 (XLCA)(1)	400,000	429,236
Tobacco Settlement Revenue Management Auth. Rev., 5.00%, 6/1/18(1)	1,450,000	1,449,899
		33,545,106
TENNESSEE — 0.4%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15(1)	2,830,000	2,846,329
Clarksville Public Building Auth. Rev., (Metropolitan Government of Nashville and Davidson County), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)	50,000	50,000
Memphis Electric System Rev., 5.00%, 12/1/15(3)	2,500,000	2,915,350
Memphis Electric System Rev., 5.00%, 12/1/16(3)	1,000,000	1,166,700

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Tennessee State School Board Auth. Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33(1)	$ 1,000,000	$ 1,064,630
		8,043,009
TEXAS — 5.1%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34(1)	3,325,000	3,582,355
Canadian River Municipal Water Auth. Rev., (Conjunctive Use Groundwater), 5.00%, 2/15/19 (Ambac)(1)	1,000,000	1,081,790
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL)(1)	2,035,000	2,078,366
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/11, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	340,000	358,867
Clint Independent School District GO, (Unlimited Tax School Building and Refunding Bonds), 6.00%, 2/15/17 (PSF-GTD)(1)	1,475,000	1,553,618
Cypress-Fairbanks Independent School District GO, (Schoolhouse), 5.00%, 2/15/16 (PSF-GTD)(1)	1,000,000	1,168,320
Cypress-Fairbanks Independent School District GO, Series 2005-2, 3.50%, 2/15/19 (PSF-GTD)(1)	590,000	616,639
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24(1)	1,000,000	1,050,880
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)(1)	2,000,000	2,328,260
Edcouch-Elsa Independent School District GO, 5.00%, 2/15/14 (PSF-GTD)(1)	1,115,000	1,281,570
Garza County Public Facility Corp. Rev., 4.75%, 10/1/10(1)	585,000	592,043
Garza County Public Facility Corp. Rev., 5.00%, 10/1/11(1)	610,000	628,873
Garza County Public Facility Corp. Rev., 5.00%, 10/1/13(1)	2,015,000	2,101,020
Garza County Public Facility Corp. Rev., 5.25%, 10/1/14(1)	1,115,000	1,172,478
Garza County Public Facility Corp. Rev., 5.25%, 10/1/15(1)	1,225,000	1,279,194
Garza County Public Facility Corp. Rev., 5.25%, 10/1/16(1)	1,145,000	1,174,438
Garza County Public Facility Corp. Rev., 5.50%, 10/1/16(1)	1,000,000	1,092,240
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16(1)	1,000,000	1,036,890
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18(1)	2,500,000	2,846,100
Harris County Rev., Series 2009 C, 5.00%, 8/15/17(1)	5,000,000	5,791,850
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(2)(4)	700,000	693,427
Hays Consolidated Independent School District GO, 6.32%, 8/15/11 (PSF-GTD)(1)(4)	2,300,000	2,278,035
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,295,000	1,446,437
Hidalgo County GO, 5.50%, 8/15/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,750,000	1,954,645
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39(1)	4,000,000	4,278,400
Houston GO, Series 2009 A, (Public Improvement), 5.00%, 3/1/21(1)	10,000,000	11,303,600
Live Oak GO, 5.25%, 8/1/22 (NATL)(1)	1,630,000	1,699,422
Lone Star College System GO, 5.00%, 8/15/21(1)	1,000,000	1,147,450
Lone Star College System GO, 5.00%, 8/15/22(1)	2,650,000	3,007,565
Lower Colorado River Auth. Rev., 5.00%, 5/15/13(1)	1,040,000	1,159,527
Lower Colorado River Auth. Rev., 5.00%, 5/15/15(1)	800,000	911,760
Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)(2)	1,740,000	2,027,291
North Texas Thruway Auth. Rev., Series 2008 H, (First Tier), VRDN, 5.00%, 1/1/13(1)	9,500,000	10,309,495
Pasadena Independent School District GO, Series 1996 A, VRN, 6.05%, 2/15/16 (PSF-GTD)(1)	550,000	672,012
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)(1)	2,120,000	2,310,970
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16(1)	1,000,000	1,012,720

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Texas Public Finance Auth. Rev., Series 2006 A, (KIPP, Inc.), 5.25%, 2/15/14 (ACA)(1)	$ 400,000	$ 416,836
Texas State Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16(1)	5,000,000	5,672,600
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/13	1,000,000	1,121,270
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,299,409
West Harris County Regional Water Auth. Rev., 5.00%, 12/15/35(1)	750,000	748,867
West Oso Independent School District GO, 5.50%, 8/15/13, Prerefunded at 100% of Par (PSF-GTD)(1)(2)	1,265,000	1,460,556
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL)(1)	1,000,000	1,147,020
		90,895,105
U.S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	6,950,000	7,290,689
Virgin Islands Water & Power Auth. Rev., Series 2007 A, 5.00%, 7/1/24(1)	1,500,000	1,505,385
		8,796,074
UTAH — 1.1%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)(1)	2,550,000	2,562,699
Intermountain Power Agency Rev., Series 2008 A, 5.25%, 7/1/20(1)	3,500,000	3,745,420
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Health Corporation), 8.125%, 5/15/15(1)(2)	775,000	898,496
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,820,000	1,963,689
Utah County Municipal Building Auth. Lease Rev., 5.25%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,915,000	2,066,189
Utah County Municipal Building Auth. Lease Rev., 5.50%, 11/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,083,120
Utah GO, Series 2009 C, 5.00%, 7/1/18(1)	4,000,000	4,735,800
West Valley City Municipal Building Auth. Lease Rev., Series 2002 A, 5.00%, 8/1/10 (Ambac)(1)	1,130,000	1,150,464
West Valley City Sales Tax Rev., Series 2001 A, 5.50%, 7/15/11, Prerefunded at 100% of Par (NATL)(1)(2)	1,305,000	1,397,055
		19,602,932
VERMONT — 0.3%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)(1)	4,290,000	4,746,628
VIRGINIA — 1.1%
Fairfax County COP, 5.30%, 4/15/23(1)	1,500,000	1,576,305
Norfolk Redevelopment & Housing Auth. Rev., (Old Dominion University), VRDN, 0.16%, 3/1/10 (LOC: Bank of America N.A.)(1)	1,000,000	1,000,000
Pittsylvania County GO, Series 2001 B, 5.75%, 3/1/18 (NATL/School Bond Reserve Fund)(1)	1,115,000	1,188,523
Virginia College Building & Education Facilities Auth. Rev., Series 2009 A, (Public Higher Education Financing Program), 5.00%, 9/1/28(1)	5,100,000	5,570,679
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16(1)	5,120,000	6,045,747
Virginia Resources Auth. Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22(1)	4,150,000	4,803,833
		20,185,087
WASHINGTON — 3.5%
Benton County Public Utility District No. 1 Electric Rev., Series 2001 A, 5.625%, 11/1/19 (AGM)(1)	1,000,000	1,074,010

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Cowlitz County Kelso School District No. 458 GO, 5.75%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	$ 1,000,000	$ 1,114,130
Energy Northwest Electric Rev., Series 2002 A, (Columbia Generating), 5.75%, 7/1/18 (NATL)(1)	3,500,000	3,833,235
Energy Northwest Electric Rev., Series 2002 B, (Columbia Generating), 6.00%, 7/1/18 (Ambac)(1)	10,000,000	10,982,600
Energy Northwest Electric Rev., Series 2008 D, (Columbia Generating), 5.00%, 7/1/12(1)	2,375,000	2,610,268
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18(1)	3,000,000	3,553,410
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18(3)	5,115,000	5,934,883
Energy Northwest Wind Rev., 4.75%, 7/1/20 (NATL)(1)	1,750,000	1,815,258
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL)(1)	1,000,000	1,121,760
King County School District No. 414 Lake Washington GO, 5.75%, 12/1/12, Prerefunded at 100% of Par(1)(2)	1,555,000	1,764,878
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL/School Bond Guarantee)(1)	1,000,000	1,131,870
Mason County School District No. 309 Shelton GO, 5.625%, 12/1/11, Prerefunded at 100% of Par (FGIC/School Bond Guarantee)(1)(2)	1,260,000	1,370,565
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,000,000	1,096,360
Metropolitan Park District of Tacoma GO, 6.00%, 12/1/11, Prerefunded at 100% of Par (Ambac)(1)(2)	1,120,000	1,227,923
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/17 (NATL/FGIC/School Bond Guarantee)(1)	6,690,000	7,559,901
University of Washington Rev., (Student Facilities Fee), 5.875%, 6/1/10, Prerefunded at 101% of Par (AGM)(1)(2)	1,720,000	1,763,275
Washington GO, Series 1990 A, 6.75%, 2/1/15(1)	1,000,000	1,151,010
Washington Health Care Facilities Auth. Rev., Series 2006 D, (Providence Health & Services), VRN, 5.25%, 4/2/18 (AGM)(1)	4,500,000	4,638,555
Washington Health Care Facilities Auth. Rev., Series 2009 A, (Swedish Health Services), 6.50%, 11/15/33	4,000,000	4,187,520
Washington State Finance Commission Nonprofit Housing Rev., (Nikkei Manor), VRDN, 0.50%, 3/3/10 (LOC: Bank of America N.A.)(1)	1,100,000	1,100,000
Whitman County Pullman School District No. 267 GO, 5.625%, 6/1/12, Prerefunded at 100% of Par (AGM/School Bond Guarantee)(1)(2)	1,500,000	1,645,575
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL/School Bond Guarantee)(1)	1,675,000	1,881,360
		62,558,346
WISCONSIN — 0.9%
Wisconsin Clean Water Rev., Series 1991-1, 6.875%, 6/1/11(1)	1,370,000	1,431,006
Wisconsin Health & Educational Facilities Auth. Rev., (Aurora Medical Group), 6.00%, 11/15/10 (AGM)(1)	2,590,000	2,661,743
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.50%, 11/15/22(1)	4,655,000	5,079,862
Wisconsin Health & Educational Facilities Auth. Rev., (Luther Hospital), 5.75%, 11/15/30(1)	5,800,000	6,259,940
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18(1)	500,000	578,535
		16,011,086
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $1,721,145,707)		1,801,029,547
OTHER ASSETS AND LIABILITIES — (0.9)%		(15,777,588)
TOTAL NET ASSETS — 100.0%		$1,785,251,959

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
228	U.S. Long Bond	June 2010	$26,832,750	$290,615

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
740	U.S. Treasury 2-Year Notes	June 2010	$160,903,750	$(336,968)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
PSF-GTD	-	Permanent School Fund Guaranteed
Radian	-	Radian Asset Assurance, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $225,220,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,200,000, which represented 0.2% of total net assets.

Tax-Free Bond – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the fund’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,721,145,707
Gross tax appreciation of investments	$ 87,920,611
Gross tax depreciation of investments	(8,036,771)
Net tax appreciation (depreciation) of investments	$ 79,883,840

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 28, 2010

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 98.9%
ALABAMA — 0.7%
Troy Health Care Auth. Rev., (Southeast Rural Health), VRDN, 0.25%, 3/4/10 (LOC: Troy Bank and Trust Co. and FHLB)	$ 2,150,000	$ 2,150,000
CALIFORNIA — 8.7%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Katherine Delmar Burke School), VRDN, 0.60%, 3/4/10 (LOC: Allied Irish Bank plc)	1,000,000	1,000,000
Alameda County Industrial Development Auth. Rev., (BAT Properties LLC), VRDN, 0.45%, 3/4/10 (LOC: Bank of the West)	4,200,000	4,200,000
California Economic Development Financing Auth. Rev., (Wesflex Pipe Manufacturing), VRDN, 0.40%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	853,364	853,364
California Statewide Communities Development Auth. Rev., (Marin Horizon School), VRDN, 0.60%, 3/4/10 (LOC: Allied Irish Bank plc)	1,150,000	1,150,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.27%, 3/3/10 (LOC: Citizens Business Bank and California State Teachers Retirement )	1,020,000	1,020,000
Highland Redevelopment Agency Multi-Family Housing Rev., (Jeffrey Court Senior Apartments), VRDN, 0.43%, 3/4/10 (LOC: East West Bank and FHLB)	3,500,000	3,500,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2009 A, 2.00%, 8/12/10	5,070,000	5,101,226
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.32%, 3/4/10 (LOC: Landesbank Baden-Wurttemberg)	8,400,000	8,400,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.27%, 3/3/10 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
		26,724,590
COLORADO — 4.0%
Avon Industrial Development Rev., (Kroger Co.), VRDN, 0.03%, 3/4/10 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Colorado Educational & Cultural Facilities Auth. Rev., (Capital Christian School), VRDN, 0.33%, 3/4/10 (LOC: Stockmans Bank and Union Bank of California N.A.)	5,250,000	5,250,000
Hotchkiss Industrial Development Rev., (Kroger Co.), VRDN, 0.03%, 3/4/10 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Thornton Industrial Development Rev., (Kroger Co.), VRDN, 0.03%, 3/4/10 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
		12,395,000
FLORIDA — 6.2%
Austin Trust Various States Rev., Series 2008-3029X, VRDN, 0.21%, 3/4/10 (NATL) (LIQ FAC: Bank of America N.A.)(1)	5,400,000	5,400,000
JP Morgan Chase Trust Rev., Series 2009-3359, (PUTTERs/DRIVERs), VRDN, 0.25%, 3/4/10 (NATL/FGIC) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	9,890,000	9,890,000
JP Morgan Chase Trust Rev., Series 2009-3439, (PUTTERs/DRIVERs), VRDN, 0.40%, 3/4/10 (AGM-CR/XLCA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
		18,985,000
GEORGIA — 5.7%
Clayton County Multi-Family Housing Auth. Rev., Series 1990 B, (Kimberly Forest), VRDN, 1.51%, 3/3/10 (AGM) (SBBPA: Societe Generale)	6,155,000	6,155,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 C, (Villa Rouge Apartments), VRDN, 1.51%, 3/3/10 (AGM) (SBBPA: Societe Generale)	6,955,000	6,955,000
Clayton County Multi-Family Housing Auth. Rev., Series 1990 D, (Kings Arms Apartments), VRDN, 1.51%, 3/3/10 (AGM) (SBBPA: Societe Generale)	3,315,000	3,315,000
Winder-Barrow Industrial Building Development Auth. Rev., Series 2003 A, (Bankhead Highway Investments), VRDN, 0.50%, 3/4/10 (LOC: Bank of America N.A.)	1,000,000	1,000,000
		17,425,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

HAWAII — 0.3%
Hawaii State Department of Budget & Finance Special Purpose Rev., Series 1999 A, (Palama Meat Co.), VRDN, 0.35%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	$ 1,000,000	$ 1,000,000
ILLINOIS — 5.5%
Illinois GO, 3.00%, 4/1/10	6,000,000	6,008,064
Illinois GO, 4.00%, 5/20/10	5,000,000	5,030,280
Illinois GO, 2.00%, 6/10/10	4,000,000	4,010,990
Illinois Housing Development Auth. Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.60%, 3/4/10 (LOC: First National Bank and FHLB)	1,955,000	1,955,000
		17,004,334
INDIANA — 1.6%
Indiana Development Finance Auth. Rev., (TTP, Inc.), VRDN, 0.50%, 3/4/10 (LOC: LaSalle Bank N.A.)(1)	2,135,000	2,135,000
Jasper County Industrial Development Rev., (Newberry Farms LLC), VRDN, 0.50%, 3/4/10 (LOC: Farm Credit Services of America and Bank of the West)	2,800,000	2,800,000
		4,935,000
IOWA — 5.6%
Buffalo Pollution Control Rev., Series 1991 B, (Lafarge Corp.), VRDN, 0.45%, 3/4/10 (LOC: BNP Paribas)	5,250,000	5,250,000
Iowa Finance Auth. Industrial Development Rev., (Embria Health Sciences), VRDN, 0.35%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
Iowa Finance Auth. Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.29%, 3/1/10	8,000,000	8,000,000
Orange City Industrial Development Rev., (Vogel Enterprises Ltd.), VRDN, 0.50%, 3/4/10 (LOC: U.S. Bank N.A.)	2,600,000	2,600,000
		17,350,000
KANSAS — 0.7%
Hutchinson Industrial Development Rev., (Kroger Co.), VRDN, 0.30%, 3/4/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Shawnee Private Activity Rev., (Simmons Co.), VRDN, 0.49%, 3/3/10 (LOC: Deutsche Bank AG)(1)	1,310,000	1,310,000
		2,310,000
KENTUCKY — 0.6%
Murray Industrial Building Rev., (Kroger Co.), VRDN, 0.03%, 3/4/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Winchester Industrial Building Rev., (Kroger Co.), VRDN, 0.03%, 3/4/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
		2,000,000
LOUISIANA — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth. Rev., (Hollybrook Enterprises LLC), VRDN, 0.50%, 3/4/10 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	1,920,000	1,920,000
Terrebonne Economic Development Auth. Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.47%, 3/4/10 (LOC: Community Bank and FHLB)	2,000,000	2,000,000
		3,920,000
MAINE — 0.4%
Dover-Foxcroft Rev., (Pleasant River), VRDN, 0.53%, 3/4/10 (LOC: CoBANK ACB and Wells Fargo Bank N.A.)	1,305,000	1,305,000
MARYLAND — 1.0%
Baltimore Industrial Development Auth. Rev., (Baltimore Capital Acquisition), VRDN, 0.28%, 3/3/10 (LOC: Bayerische Landesbank)	3,050,000	3,050,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

MASSACHUSETTS — 2.8%
Macon Trust Various States Rev., Series 2007-344, VRDN, 0.20%, 3/4/10 (LOC: Bank of America N.A.) (LIQ FAC: Bank of America N.A.)(1)	$ 8,656,000	$ 8,656,000
MICHIGAN — 2.6%
Michigan GO, Series 2009 A, 2.00%, 9/30/10	8,000,000	8,068,334
MINNESOTA — 1.6%
Mendota Heights Rev., (Thomas Academy), VRDN, 0.58%, 3/4/10 (LOC: Allied Irish Bank plc)	1,715,000	1,715,000
Owatonna Housing Rev., Series 2003 A, (Second Century Housing), VRDN, 0.40%, 3/4/10 (LOC: American Bank of St. Paul and FHLB)	3,360,000	3,360,000
		5,075,000
MISSISSIPPI — 1.5%
Mississippi Business Finance Corp. Rev., (St. Andrews Episcopal School), VRDN, 0.41%, 3/4/10 (LOC: Allied Irish Bank plc)	2,820,000	2,820,000
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.32%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	1,780,000	1,780,000
		4,600,000
MISSOURI — 6.5%
Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.31%, 3/4/10 (LOC: Commerce Bank N.A.)	11,000,000	11,000,000
Missouri Health & Educational Facilities Auth. Rev., (Pembroke Hill School), VRDN, 0.31%, 3/4/10 (LOC: Commerce Bank N.A.)	7,400,000	7,400,000
University City Industrial Development Rev., (Winco Redevelopment Corp., Inc.), VRDN, 0.40%, 3/4/10 (LOC: Commerce Bank N.A.)	1,730,000	1,730,000
		20,130,000
NEVADA — 0.5%
Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 0.31%, 3/4/10 (FHLMC) (LIQ FAC: FHLMC)	1,600,000	1,600,000
NEW HAMPSHIRE — 0.4%
New Hampshire Health & Education Facilities Auth. Rev., (Proctor Academy), VRDN, 0.45%, 3/4/10 (LOC: Allied Irish Bank plc)	1,200,000	1,200,000
NEW YORK — 1.8%
New York City Industrial Development Agency Civic Facility Rev., (Peninsula Hospital Center), VRDN, 1.75%, 3/4/10 (LOC: JPMorgan Chase Bank N.A.)	995,000	995,000
New York State Dormitory Auth. Rev., Series 2008 A1, (Long Island University), VRDN, 0.37%, 3/4/10 (LOC: Allied Irish Bank plc)	1,985,000	1,985,000
New York State Dormitory Auth. Rev., Series 2008 A1, (Long Island University), VRDN, 0.37%, 3/4/10 (LOC: Allied Irish Bank plc)	2,450,000	2,450,000
		5,430,000
NORTH CAROLINA — 2.8%
Buncombe County GO, Series 2002 B, VRDN, 0.28%, 3/4/10 (SBBPA: Wachovia Bank N.A.)	1,050,000	1,050,000
Iredell County Industrial Facilities & Pollution Control Financing Auth. Rev., (Valspar Corp.), VRDN, 0.35%, 3/4/10 (LOC: Wachovia Bank N.A.)(1)	1,100,000	1,100,000
North Carolina Capital Facilities Finance Agency Rev., (Montessori Childrens Center), VRDN, 0.50%, 3/4/10 (LOC: Bank of America N.A.)	1,320,000	1,320,000
North Carolina Educational Facilities Finance Agency Rev., (Cape Fear Academy), VRDN, 0.28%, 3/4/10 (LOC: Wachovia Bank N.A.)	1,200,000	1,200,000
North Carolina Housing Finance Agency Rev., Series 2000 A, (Appalachian Student Housing Corp.), VRDN, 0.28%, 3/3/10 (LOC: Wachovia Bank N.A.)	980,000	980,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Carolina Village, Inc.), VRDN, 0.28%, 3/4/10 (LOC: Wachovia Bank N.A.)	900,000	900,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.28%, 3/4/10 (LOC: Wachovia Bank N.A.)(1)	$ 2,080,000	$ 2,080,000
		8,630,000
OHIO — 1.9%
Allen County Health Care Facilities Rev., (Mennonite Memorial Home), VRDN, 0.28%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	1,680,000	1,680,000
Putnam County Health Care Facilities Rev., (Refunding and Improvement Hilty Memorial Home, Inc.), VRDN, 0.27%, 3/4/10 (LOC: First Federal Bank of Midwest and FHLB)	4,160,000	4,160,000
		5,840,000
OREGON — 1.0%
Oregon State Business Development Rev., Series 2009-223, (Sage Hollow Ranch), VRDN, 0.25%, 3/4/10 (LOC: Northwest Farm Credit and Cobank ACB)	3,000,000	3,000,000
PENNSYLVANIA — 6.6%
Berks County Municipal Auth. Rev., Series 2009 A5, (Reading Hospital & Medical Center), VRDN, 0.44%, 3/4/10	10,000,000	10,000,000
Chester County Industrial Development Auth. Rev., (Delaware Valley Friends School), VRDN, 0.28%, 3/3/10 (LOC: Wachovia Bank N.A.)(1)	1,665,000	1,665,000
RBC Municipal Products, Inc. Trust Rev., Series 2008 C13, VRDN, 0.20%, 3/4/10 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	3,800,000	3,800,000
RBC Municipal Products, Inc. Trust Rev., Series 2008 E11, VRDN, 0.20%, 3/4/10 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	4,995,000	4,995,000
		20,460,000
PUERTO RICO — 2.6%
Austin Trust Various States GO, Series 2008-355, VRDN, 0.20%, 3/4/10 (LOC: Bank of America N.A.) (SBBPA: Bank of America N.A.)(1)	8,000,000	8,000,000
TENNESSEE — 3.2%
Bradley County Industrial Development Board Rev., (Kroger Co.), VRDN, 0.03%, 3/3/10 (LOC: U.S. Bank N.A.)	7,880,000	7,880,000
Greeneville Industrial Development Board Rev., (Pet, Inc.), VRDN, 0.21%, 3/4/10 (LOC: BNP Paribas)	1,840,000	1,840,000
		9,720,000
TEXAS — 16.9%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.35%, 3/4/10	14,400,000	14,400,000
Crawford Education Facilities Corp. Rev., Series 2004 A, (University Parking System), VRDN, 1.01%, 3/4/10 (LOC: BNP Paribas)	10,000,000	10,000,000
Hale County Industrial Development Corp. Rev., (Struikmans), VRDN, 0.50%, 3/3/10 (LOC: Farm Credit Services of America and Bank of the West)	3,000,000	3,000,000
Hunt Memorial Hospital District Rev., VRDN, 0.25%, 3/4/10 (AGM) (SBBPA: Chase Bank of Texas N.A.)	3,250,000	3,250,000
Muleshoe Economic Development Corp. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.45%, 3/4/10 (LOC: Wells Fargo Bank N.A.)	4,930,000	4,930,000
Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., (Flint Hills Resources, LP), VRDN, 0.39%, 3/3/10	4,500,000	4,500,000
Port of Corpus Christi Auth. of Nueces County Solid Waste Disposal Rev., (Flint Hills Resources, LP), VRDN, 0.39%, 3/3/10	6,000,000	6,000,000
Texas Tax & Revenue Anticipation Notes Rev., 2.50%, 8/31/10	6,000,000	6,061,687
		52,141,687
WASHINGTON — 2.2%
Washington Economic Development Finance Auth. Rev., Series 2007 E, (Mesa Dairy LLC.), VRDN, 0.50%, 3/4/10 (LOC: Citizens Business Bank and Wells Fargo Bank N.A.)	3,990,000	3,990,000

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Principal Amount	Value

Washington State Housing Finance Commission Non-profit Rev., Series 2001 A, (Pioneer Human Services), VRDN, 0.17%, 3/1/10 (LOC: U.S. Bank N.A.)	$ 2,680,000	$ 2,680,000
		6,670,000
WISCONSIN — 1.7%
Verona Industrial Development Rev., (Latitude Corp.), VRDN, 0.50%, 3/4/10 (LOC: U.S. Bank N.A.)	4,175,000	4,175,000
Whitewater Industrial Development Rev., (Husco International, Inc.), VRDN, 0.50%, 3/3/10 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
		5,375,000
TOTAL INVESTMENT SECURITIES — 98.9%		305,149,945
OTHER ASSETS AND LIABILITIES — 1.1%		3,318,069
TOTAL NET ASSETS — 100.0%		$308,468,014

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation-Custodian Receipts
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB		Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $52,726,000, which represented 17.1% of total net assets. None of these securities were considered illiquid.

Tax-Free Money Market – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of February 28, 2010, the valuation inputs used to determine the fair value of the fund's municipal securities were classified as Level 2.

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$305,149,945

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUNICIPAL TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2010